UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Shareholders.

Brookfield
20 21
SEMI-ANNUAL REPORT
June 30, 2021

Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield Real Assets Securities Fund
* Please see inside front cover of the report for important information regarding delivery of shareholder reports.

IN PROFILE
Brookfield Public Securities Group LLC (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Firm provides global listed real assets strategies including real estate equities, infrastructure and energy infrastructure equities, multi-real-asset-class strategies and real asset debt. With over $20 billion of assets under management as of June 30, 2021, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with over $625 billion of assets under management as of June 30, 2021. For more information, go to https://publicsecurities.brookfield.com/en.
Brookfield Investment Funds (the “Trust”) is managed by Brookfield Public Securities Group LLC. The Trust uses its website as a channel of distribution of material company information. Financial and other material information regarding the Trust is routinely posted on and accessible at https://publicsecurities.brookfield.com/en.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to a Fund at publicsecurities.enquiries@brookfield.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you may call 1-855-777-8001 or send an email request to publicsecurities.enquiries@brookfield.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Investment Funds, including Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each, a “Fund,” and, collectively, the “Funds”) for the six-month period ended June 30, 2021.
Global equities rallied in the first half of 2021. Optimism was driven by COVID-19 vaccine rollouts, falling COVID-19 case counts early in the year, strong earnings and additional U.S. fiscal stimulus. While overall returns were strong for the six-month period, the period ended on a cautious note amid the early summer uptick in cases due to the COVID-19 Delta variant, as well as ongoing concerns around inflation. Among real asset securities, returns were largely bifurcated over the period. Many real asset sectors negatively impacted by the health crisis and economic shutdowns rallied early in the period, before reversing course toward the end of the second quarter.
Among real estate securities, many of the most beaten-down property types in 2020 (namely hotels, retail and healthcare) posted gains early in the period, before moderating or reversing in the second quarter amid the downturn in sentiment. The residential sector posted meaningful gains in the first half, driven by strong fundamentals in the single family rental and U.S. multifamily companies focused on U.S. Sunbelt markets. Additionally, residential rents and occupancy trends in U.S. coastal and gateway markets began to show signs of bottoming, benefitting landlords focused on these markets.
A similar story unfolded in infrastructure, where airports, ports and toll roads were stronger in the first half when the recovery trade momentum was greater. Energy infrastructure was the clear standout within the infrastructure universe. The subsector outperformed on the recovery trade, driven by the COVID-19 vaccine rollout and strengthening supply and demand fundamentals. However, performance tapered off towards the end of the period given concerns over the Delta variant of COVID-19. Inflation concerns took a toll on utilities; a sector seen by investors as particularly sensitive to increases in inflation.
While economic reopenings may be delayed in some regions amid the uptick in cases due to virus variants, we remain optimistic around the global recovery’s direction of travel. Global mobility patterns are normalizing, improving the outlook for transportation infrastructure and travel and leisure-focused real estate. Additionally, labor markets continue to exhibit strength around the globe. Against this backdrop, we feel real asset securities are well positioned for a multi-year expansion as earnings and cash flows return to pre-pandemic levels.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2021.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://publicsecurities.brookfield.com/en for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
David W. Levi, CFA
Chief Executive Officer
Brookfield Public Securities Group LLC

Past performance is no guarantee of future results.
These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2021 and subject to change based on subsequent developments.
2021 Semi-Annual Report1

Letter to Shareholders (continued)

Must be preceded or accompanied by a prospectus.
Mutual fund investing involves risk. Principal loss is possible. Real assets includes real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to a Fund and negatively impact Fund performance and the value of an investment in a Fund.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
2Brookfield Public Securities Group LLC

About Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During Period (01/01/21– 06/30/21)(1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.31%	$1,000.00	$1,060.70	$ 6.69
Class C Shares	2.06%	1,000.00	1,056.90	10.51
Class I Shares	1.04%	1,000.00	1,061.80	5.32
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.31%	1,000.00	1,018.30	6.56
Class C Shares	2.06%	1,000.00	1,014.58	10.29
Class I Shares	1.04%	1,000.00	1,019.63	5.21
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,182.10	$ 6.50
Class C Shares	1.95%	1,000.00	1,178.30	10.53
Class I Shares	0.95%	1,000.00	1,183.20	5.15
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.83	6.02
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class I Shares	0.95%	1,000.00	1,020.08	4.76
2021 Semi-Annual Report3

About Your Fund’s Expenses (Unaudited)  (continued)

	Annualized Expense Ratio	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During Period (01/01/21– 06/30/21)(1)
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.27%	$1,000.00	$1,121.50	$ 6.69
Class C Shares	2.03%	1,000.00	1,116.10	10.64
Class I Shares	0.97%	1,000.00	1,122.00	5.12
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.27%	1,000.00	1,018.49	6.37
Class C Shares	2.03%	1,000.00	1,014.73	10.13
Class I Shares	0.97%	1,000.00	1,019.97	4.87
(1)	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
4Brookfield Public Securities Group LLC

Fund Performance (Unaudited)
All Periods Ended June 30, 2021

Average Annual Total Returns as of June 30, 2021	Six Months†	One Year	Three Years	Five Years	Since Inception
INFRASTRUCTURE FUND
Class A (Excluding Sales Charge)	6.07%	18.63%	5.89%	4.53%	6.50% [2]
Class A (Including Sales Charge)	1.02%	13.02%	4.18%	3.52%	5.95% [2]
Class C (Excluding Sales Charge)	5.69%	17.77%	5.09%	3.74%	4.97% [3]
Class C (Including Sales Charge)	4.69%	16.77%	5.09%	3.74%	4.97% [3]
Class I	6.18%	18.99%	6.15%	4.78%	6.84% [1]
FTSE Global Core Infrastructure 50/50 Index	7.48%	19.38%	8.80%	8.12%	N/A [4]
Dow Jones Brookfield Global Infrastructure Composite Index (USD)	14.34%	20.85%	6.65%	5.62%	7.98% [6]
BGL Custom Index (USD)[9]	7.48%	19.38%	6.80%	5.71%	7.95% [6]
GLOBAL REAL ESTATE FUND
Class A (Excluding Sales Charge)	18.21%	35.76%	5.19%	4.62%	7.38% [3]
Class A (Including Sales Charge)	12.60%	29.37%	3.50%	3.60%	6.81% [3]
Class C (Excluding Sales Charge)	17.83%	34.71%	4.39%	3.84%	6.58% [3]
Class C (Including Sales Charge)	16.83%	33.71%	4.39%	3.84%	6.58% [3]
Class I	18.32%	36.02%	5.41%	4.87%	8.98% [1]
FTSE EPRA Nareit Developed Index Net (USD)	15.50%	33.55%	6.39%	4.98%	8.13% [7]
REAL ASSETS SECURITIES FUND
Class A (Excluding Sales Charge)	12.15%	25.84%	7.04%	5.74%	3.60% [5]
Class A (Including Sales Charge)	6.87%	19.90%	5.30%	4.73%	2.84% [5]
Class C (Excluding Sales Charge)	11.61%	24.84%	6.27%	5.01%	2.91% [5]
Class C (Including Sales Charge)	10.61%	23.84%	6.27%	5.01%	2.91% [5]
Class I	12.20%	26.24%	7.32%	5.91%	3.77% [5]
MSCI World Index (USD)	13.33%	39.67%	15.57%	15.43%	11.43% [6]
Real Assets Custom Index Blend Benchmark[10]	11.00%	25.07%	7.54%	6.32%	4.69% [6]
S&P Real Assets Index (USD)	10.53%	25.22%	7.33%	6.35%	N/A [8]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Data for the FTSE Global Core Infrastructure 50/50 Index (USD) is unavailable prior to its inception date of March 2, 2015.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The FTSE EPRA Nareit Developed Index Net (USD) references Class I’s inception date (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of withholding taxes).
8 Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
9 Beginning January 1, 2020, the Custom BGL Index was represented by the FTSE Global Core Infrastructure 50/50 Index. For the period from inception to December 31, 2019, the Custom BGL Index was represented by the Dow Jones Brookfield Global Infrastructure Composite Index.
10 The Real Assets Custom Index Blend Benchmark, beginning 1/1/20, has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield and Corporate Custom Index. For the period from 10/1/16 through 12/31/19, this Benchmark consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%. For the period from 11/19/14 through 9/30/16, this Benchmark consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.
On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
2021 Semi-Annual Report5

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2021

Disclosures
The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMNA) and on a total-return basis (AMNAX).
The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX).
The Bloomberg Barclays Global Inflation Linked Index (Series-L) measures the performance of investment-grade, government inflation-linked debt from 12 different developed market countries. Investability is a key criterion for inclusion of markets in this index, and it is designed to include only those markets in which a global government linker fund is likely and able to invest.
The Bloomberg Commodity Index is a broadly diversified index that tracks the commodities markets through commodity futures contracts.
The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no direct role in the day-to-day management of any Brookfield co-branded indexes.
The Dow Jones Brookfield Global Infrastructure Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets. Brookfield has no direct role in the day-to-day management of any Brookfield cobranded indexes.
The FTSE EPRA Nareit Developed Index is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets.
The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.
The ICE BofA Global Corporate Index tracks the performance of investment- grade public debt issued in the major domestic and Eurobond markets, including global bonds.
The ICE BofA Global High Yield Index tracks the performance of below investment-grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.
The ICE BofA Preferred Stock REITs 7% Constrained Index is a subset of the ICE BofA Fixed-Rate Preferred Securities Index including all real estate investment trust issued preferred securities. The ICE BofA Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar denominated preferred securities issued in the U.S. domestic market.
The ICE BofA USD Real Asset High Yield & Corporate Custom Index is a custom index blend of sectors of ICE BofA U.S. High Yield Index (70%) and ICE BofA U.S. Corporate Index (30%) that correspond to equity sectors
6Brookfield Public Securities Group LLC

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2021

in Brookfield's real asset universe. Such real-asset-related sectors include Cable, Infrastructure Services, Oil Gas T&D, Telecommunications, Transportation, Utilities, Agriculture, Timber, Basic Materials, Energy Exploration & Production, Metals & Mining, Real Estate, RE Ownership & Development and REITs.
The ICE BofA U.S. High Yield Index tracks the performance of U.S.-dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market.
The ICE BofA U.S. Corporate Index tracks the performance of U.S.-dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.
The Real Assets Custom Index Blend Benchmark, beginning 1/1/20, has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield and Corporate Custom Index. For the period from 10/1/16 through 12/31/19, this Benchmark consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%. For the period from 11/19/14 through 9/30/16, this Benchmark consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.
The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across three primary commodity related sectors: Agribusiness, Energy and Metals & Mining.
The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
These indices do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Through August 31, 2016, the Funds imposed a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
2021 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics (Unaudited)
June 30, 2021

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	50.9%
Canada	8.9%
Australia	7.5%
United Kingdom	5.6%
Germany	4.3%
Italy	4.0%
Spain	3.9%
Mexico	3.3%
France	2.9%
China	2.9%
Japan	2.6%
Brazil	1.7%
Hong Kong	0.8%
Chile	0.7%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Renewables/Electric Generation	26.5%
Electricity Transmission & Distribution	12.5%
Rail	10.5%
Communications	10.4%
Toll Roads	9.3%
Airports	9.0%
Midstream	8.4%
Water	5.1%
Pipelines	5.1%
Gas Utilities	3.2%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
NextEra Energy, Inc.	6.3%
Crown Castle International Corp.	5.6%
Enbridge, Inc.	5.1%
Sydney Airport	4.4%
National Grid PLC	4.1%
Sempra Energy	3.5%
PG&E Corp.	3.3%
FirstEnergy Corp.	3.2%
Transurban Group	3.1%
CSX Corp.	3.1%
8Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2021

	Shares	Value
COMMON STOCKS – 96.8%
AUSTRALIA – 7.2%
Airports – 4.2%
Sydney Airport (n)	3,435,176	$ 14,905,310
Toll Roads – 3.0%
Transurban Group	983,892	10,493,310
Total AUSTRALIA		25,398,620
BRAZIL – 1.6%
Rail – 1.6%
Rumo SA (n)	1,473,806	5,689,227
Total BRAZIL		5,689,227
CANADA – 8.7%
Midstream – 1.5%
Keyera Corp.	189,100	5,081,414
Pipelines – 4.9%
Enbridge, Inc.	432,400	17,312,046
Rail – 2.3%
Canadian Pacific Railway Ltd.	104,600	8,043,298
Total CANADA		30,436,758
CHILE – 0.7%
Water – 0.7%
Aguas Andinas SA	11,784,100	2,422,962
Total CHILE		2,422,962
CHINA – 2.8%
Communications – 0.9%
China Tower Corporation Ltd. (e)	23,806,800	3,278,291
Gas Utilities – 1.1%
China Gas Holdings Ltd.	1,239,706	3,776,514
Water – 0.8%
Guangdong Investment Ltd.	1,932,700	2,775,964
Total CHINA		9,830,769
FRANCE – 2.8%
Renewables/Electric Generation – 1.7%
Engie SA	440,000	6,033,521
Toll Roads – 1.1%
Getlink SE	247,600	3,866,799
Total FRANCE		9,900,320
GERMANY – 4.1%
Airports – 2.2%
Fraport AG Frankfurt Airport Services Worldwide (n)	116,400	7,932,416
Renewables/Electric Generation – 1.9%
RWE Ag	183,123	6,639,512
Total GERMANY		14,571,928

See Notes to Financial Statements.
2021 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
HONG KONG – 0.8%
Rail – 0.8%
MTR Corporation Ltd.	521,888	$ 2,905,871
Total HONG KONG		2,905,871
ITALY – 3.9%
Renewables/Electric Generation – 1.2%
Hera SpA	1,044,300	4,317,265
Toll Roads – 2.7%
Atlantia SpA (n)	510,277	9,265,592
Total ITALY		13,582,857
JAPAN – 2.5%
Rail – 2.5%
East Japan Railway Co.	123,200	8,785,889
Total JAPAN		8,785,889
MEXICO – 3.2%
Airports – 2.2%
Grupo Aeroportuario del Pacifico SAB de CV	712,702	7,630,423
Toll Roads – 1.0%
Promotora y Operadora de Infraestructura SAB de CV	437,062	3,489,875
Total MEXICO		11,120,298
SPAIN – 3.8%
Communications – 2.5%
Cellnex Telecom SA (e)	135,172	8,621,424
Toll Roads – 1.3%
Ferrovial SA	159,518	4,687,969
Total SPAIN		13,309,393
UNITED KINGDOM – 5.4%
Electricity Transmission & Distribution – 3.9%
National Grid PLC	1,090,373	13,869,167
Water – 1.5%
United Utilities Group PLC	383,400	5,174,825
Total UNITED KINGDOM		19,043,992
UNITED STATES – 49.3%
Communications – 6.7%
Crown Castle International Corp.	97,200	18,963,720
SBA Communications Corp.	14,000	4,461,800
Total Communications		23,425,520
Electricity Transmission & Distribution – 8.1%
CenterPoint Energy, Inc.	212,400	5,208,048
PG&E Corp. (n)	1,113,067	11,319,891
Sempra Energy	90,705	12,016,599
Total Electricity Transmission & Distribution		28,544,538
Gas Utilities – 2.0%
NiSource, Inc.	294,780	7,222,110

See Notes to Financial Statements.
10Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Midstream – 6.7%
Cheniere Energy, Inc. (n)	82,200	$ 7,130,028
ONEOK, Inc.	148,000	8,234,720
Targa Resources Corp.	180,764	8,034,960
Total Midstream		23,399,708
Rail – 3.0%
CSX Corp.	324,900	10,422,792
Renewables/Electric Generation – 20.8%
Ameren Corp.	5,589	447,343
American Electric Power Company, Inc.	103,261	8,734,848
CMS Energy Corp.	118,273	6,987,569
Duke Energy Corp.	95,134	9,391,628
Entergy Corp.	85,934	8,567,620
Evergy, Inc.	116,300	7,028,009
FirstEnergy Corp.	289,400	10,768,574
NextEra Energy, Inc.	292,000	21,397,760
Total Renewables/Electric Generation		73,323,351
Water – 2.0%
American Water Works Company, Inc.	45,500	7,012,915
Total UNITED STATES		173,350,934
Total COMMON STOCKS (Cost $305,525,199)		340,349,818
Total Investments – 96.8% (Cost $305,525,199)		340,349,818
Other Assets in Excess of Liabilities – 3.2%		11,329,885
TOTAL NET ASSETS – 100.0%		$351,679,703

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the total value of all such securities was $11,899,715 or 3.4% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
2021 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2021

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	53.1%
Japan	9.3%
France	8.0%
United Kingdom	7.8%
Hong Kong	7.4%
Australia	3.5%
Canada	3.4%
Spain	3.2%
Sweden	1.8%
Singapore	1.5%
Germany	1.0%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Office	21.9%
Retail	16.0%
Residential	14.3%
Industrial	10.8%
Diversified	10.6%
Hotel	8.8%
Healthcare	6.9%
Net Lease	5.9%
Datacenters	1.7%
Manufactured Homes	1.5%
Specialty	1.0%
Self Storage	0.6%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
Prologis, Inc.	6.3%
Welltower, Inc.	4.0%
Highwoods Properties, Inc.	3.0%
Wharf Real Estate Investment Company Ltd.	2.9%
Simon Property Group, Inc.	2.9%
Park Hotels & Resorts, Inc.	2.9%
Essex Property Trust, Inc.	2.8%
Camden Property Trust	2.8%
Gecina SA	2.7%
Merlin Properties Socimi SA	2.5%
12Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2021

	Shares	Value
COMMON STOCKS – 99.4%
AUSTRALIA – 3.5%
Diversified – 1.0%
Mirvac Group	2,970,200	$ 6,476,104
Office – 2.5%
Dexus	2,002,552	15,963,805
Total AUSTRALIA		22,439,909
CANADA – 3.4%
Office – 1.6%
Allied Properties Real Estate Investment Trust	273,518	9,940,292
Residential – 1.8%
InterRent Real Estate Investment Trust	854,599	11,623,539
Total CANADA		21,563,831
FRANCE – 7.9%
Hotel – 0.9%
Accor SA (n)	158,800	5,939,682
Office – 4.7%
Covivio	153,938	13,178,182
Gecina SA	110,455	16,922,966
Total Office		30,101,148
Retail – 2.3%
Unibail-Rodamco-Westfield (n)	169,428	14,688,694
Total FRANCE		50,729,524
GERMANY – 1.0%
Office – 1.0%
alstria office REIT-AG	355,518	6,568,619
Total GERMANY		6,568,619
HONG KONG – 7.3%
Diversified – 4.4%
Sun Hung Kai Properties Ltd.	1,083,997	16,110,308
Swire Properties Ltd.	4,127,115	12,293,347
Total Diversified		28,403,655
Retail – 2.9%
Wharf Real Estate Investment Company Ltd.	3,220,838	18,722,876
Total HONG KONG		47,126,531
JAPAN – 9.3%
Hotel – 2.4%
Invincible Investment Corp.	17,184	6,610,557
Japan Hotel REIT Investment Corp.	15,166	9,079,903
Total Hotel		15,690,460
Industrial – 3.1%
LaSalle Logiport REIT	6,803	11,487,851
Mitsui Fudosan Logistics Park, Inc.	1,575	8,387,606
Total Industrial		19,875,457

See Notes to Financial Statements.
2021 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Office – 2.5%
Mitsui Fudosan Company Ltd.	680,262	$ 15,730,156
Retail – 1.3%
Frontier Real Estate Investment Corp.	1,738	8,116,394
Total JAPAN		59,412,467
SINGAPORE – 1.5%
Diversified – 0.8%
City Developments Ltd.	922,563	5,010,056
Office – 0.7%
Keppel REIT	5,233,722	4,604,364
Total SINGAPORE		9,614,420
SPAIN – 3.2%
Diversified – 2.5%
Merlin Properties Socimi SA	1,582,648	16,375,412
Hotel – 0.7%
Melia Hotels International SA (n)	584,580	4,335,481
Total SPAIN		20,710,893
SWEDEN – 1.8%
Diversified – 1.8%
Hufvudstaden AB	667,334	11,346,260
Total SWEDEN		11,346,260
UNITED KINGDOM – 7.7%
Industrial – 0.7%
Tritax EuroBox PLC (e)	2,969,154	4,427,588
Office – 1.6%
Derwent London PLC	230,557	10,575,422
Residential – 1.3%
The UNITE Group PLC	569,587	8,465,901
Retail – 4.1%
Capital & Counties Properties PLC (n)	3,847,102	8,594,884
Hammerson PLC	16,680,112	8,586,666
Shaftesbury PLC	1,124,750	8,848,716
Total Retail		26,030,266
Total UNITED KINGDOM		49,499,177
UNITED STATES – 52.8%
Datacenters – 1.7%
CyrusOne, Inc.	154,022	11,015,653
Healthcare – 6.9%
Healthpeak Properties, Inc.	371,500	12,367,235
Physicians Realty Trust	332,200	6,135,734
Welltower, Inc.	308,648	25,648,649
Total Healthcare		44,151,618
Hotel – 4.7%
Park Hotels & Resorts, Inc. (n)	888,700	18,316,107

See Notes to Financial Statements.
14Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Pebblebrook Hotel Trust	489,408	$ 11,525,558
Total Hotel		29,841,665
Industrial – 6.9%
Americold Realty Trust	112,458	4,256,535
Prologis, Inc.	333,813	39,900,668
Rexford Industrial Realty, Inc.	2,308	131,441
Total Industrial		44,288,644
Manufactured Homes – 1.5%
Sun Communities, Inc.	56,798	9,735,177
Net Lease – 5.9%
Agree Realty Corp.	136,900	9,650,081
EPR Properties (n)	80,982	4,266,132
National Retail Properties, Inc.	160,984	7,546,930
VICI Properties, Inc.	250,855	7,781,522
WP Carey, Inc.	115,476	8,616,819
Total Net Lease		37,861,484
Office – 7.2%
Alexandria Real Estate Equities, Inc.	35,600	6,477,064
Douglas Emmett, Inc.	325,080	10,929,190
Highwoods Properties, Inc.	420,600	18,998,502
SL Green Realty Corp.	123,364	9,869,120
Total Office		46,273,876
Residential – 11.1%
American Homes 4 Rent	165,619	6,434,298
Camden Property Trust	132,243	17,544,679
Essex Property Trust, Inc.	60,274	18,082,802
Invitation Homes, Inc.	361,500	13,480,335
Mid-America Apartment Communities, Inc.	93,802	15,798,133
Total Residential		71,340,247
Retail – 5.3%
Federal Realty Investment Trust	51,600	6,045,972
Regency Centers Corp.	149,300	9,565,651
Simon Property Group, Inc.	141,516	18,465,008
Total Retail		34,076,631
Self Storage – 0.6%
Extra Space Storage, Inc.	21,600	3,538,512
Specialty – 1.0%
Outfront Media, Inc. (n)	267,100	6,418,413
Total UNITED STATES		338,541,920
Total COMMON STOCKS (Cost $529,985,962)		637,553,551
Total Investments – 99.4% (Cost $529,985,962)		637,553,551
Other Assets in Excess of Liabilities – 0.6%		3,996,515
TOTAL NET ASSETS – 100.0%		$641,550,066

See Notes to Financial Statements.
2021 Semi-Annual Report15

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the total value of all such securities was $4,427,588 or 0.7% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
16Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited)
June 30, 2021

ASSET ALLOCATION BY SECURITY TYPE	Percent of Total Investments
Infrastructure Equities
— Global Infrastructure	43.5%
— Master Limited Partnerships	2.6%
Total Infrastructure Equities	46.1%
Real Estate Equities
— Global Real Estate Equities	43.4%
— REIT Preferreds	2.1%
Total Real Estate Equities	45.5%
Real Asset Debt	8.4%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
United States	58.3%
Canada	6.9%
United Kingdom	5.7%
Japan	4.7%
Australia	4.7%
France	4.5%
Hong Kong	3.3%
Spain	3.0%
Germany	2.2%
Italy	1.7%
Mexico	1.4%
China	1.2%
Brazil	0.8%
Sweden	0.7%
Singapore	0.6%
Chile	0.3%
Total	100.0%

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Common Stocks	89.5%
Convertible Preferred Stocks	0.4%
Real Asset Debt	8.4%
Preferred Stocks	1.7%
Total	100.0%

2021 Semi-Annual Report17

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited) (continued)
June 30, 2021

TOP TEN HOLDINGS	Percent of Total Investments
NextEra Energy, Inc.	2.6%
Prologis, Inc.	2.5%
Crown Castle International Corp.	2.4%
Enbridge, Inc.	2.2%
Sydney Airport	1.8%
National Grid PLC	1.7%
Welltower, Inc.	1.6%
Targa Resources Corp.	1.5%
Sempra Energy	1.5%
Cheniere Energy, Inc.	1.4%
18Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2021

	Shares	Value
COMMON STOCKS – 83.3%
AUSTRALIA – 4.4%
Airports – 1.8%
Sydney Airport (n)	211,918	$ 919,517
Diversified – 0.4%
Mirvac Group	91,200	198,849
Office – 0.9%
Dexus	61,505	490,301
Toll Roads – 1.3%
Transurban Group	62,906	670,899
Total AUSTRALIA		2,279,566
BRAZIL – 0.7%
Rail – 0.7%
Rumo SA (n)	92,583	357,391
Total BRAZIL		357,391
CANADA – 5.9%
Midstream – 0.6%
Keyera Corp.	11,700	314,397
Office – 0.6%
Allied Properties Real Estate Investment Trust	8,905	323,629
Pipelines – 3.0%
Enbridge, Inc.	6,254	250,410
Enbridge, Inc.	27,200	1,089,010
Pembina Pipeline Corp.	7,755	246,376
Total Pipelines		1,585,796
Rail – 1.0%
Canadian Pacific Railway Ltd.	6,500	499,823
Residential – 0.7%
InterRent Real Estate Investment Trust	27,440	373,216
Total CANADA		3,096,861
CHILE – 0.3%
Water – 0.3%
Aguas Andinas SA	726,400	149,357
Total CHILE		149,357
CHINA – 1.1%
Communications – 0.4%
China Tower Corporation Ltd. (e)	1,399,600	192,730
Gas Utilities – 0.4%
China Gas Holdings Ltd.	76,454	232,902
Water – 0.3%
Guangdong Investment Ltd.	113,500	163,022
Total CHINA		588,654
FRANCE – 4.1%
Hotel – 0.3%
Accor SA (n)	4,600	172,056

See Notes to Financial Statements.
2021 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Office – 1.8%
Covivio	4,710	$ 403,209
Gecina SA	3,448	528,273
Total Office		931,482
Renewables/Electric Generation – 0.7%
Engie SA	26,900	368,868
Retail – 0.8%
Unibail-Rodamco-Westfield (n)	5,214	452,032
Toll Roads – 0.5%
Getlink SE	15,700	245,189
Total FRANCE		2,169,627
GERMANY – 2.1%
Airports – 1.0%
Fraport AG Frankfurt Airport Services Worldwide (n)	7,400	504,294
Office – 0.4%
alstria office REIT-AG	11,000	203,238
Renewables/Electric Generation – 0.7%
RWE Ag	10,577	383,492
Total GERMANY		1,091,024
HONG KONG – 3.0%
Diversified – 1.6%
Sun Hung Kai Properties Ltd.	33,431	496,850
Swire Properties Ltd.	122,364	364,483
Total Diversified		861,333
Rail – 0.3%
MTR Corporation Ltd.	27,576	153,543
Retail – 1.1%
Wharf Real Estate Investment Company Ltd.	99,197	576,637
Total HONG KONG		1,591,513
ITALY – 1.6%
Renewables/Electric Generation – 0.5%
Hera SpA	64,000	264,584
Toll Roads – 1.1%
Atlantia SpA (n)	31,558	573,029
Total ITALY		837,613
JAPAN – 4.4%
Hotel – 0.9%
Invincible Investment Corp.	484	186,191
Japan Hotel REIT Investment Corp.	456	273,008
Total Hotel		459,199
Industrial – 1.2%
LaSalle Logiport REIT	217	366,436
Mitsui Fudosan Logistics Park, Inc.	47	250,297
Total Industrial		616,733

See Notes to Financial Statements.
20Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Office – 0.8%
Mitsui Fudosan Company Ltd.	19,433	$ 449,362
Rail – 1.0%
East Japan Railway Co.	7,200	513,461
Retail – 0.5%
Frontier Real Estate Investment Corp.	54	252,178
Total JAPAN		2,290,933
MEXICO – 1.3%
Airports – 0.9%
Grupo Aeroportuario del Pacifico SAB de CV	42,282	452,685
Toll Roads – 0.4%
Promotora y Operadora de Infraestructura SAB de CV	26,954	215,224
Total MEXICO		667,909
SINGAPORE – 0.6%
Diversified – 0.3%
City Developments Ltd.	27,822	151,090
Office – 0.3%
Keppel REIT	166,829	146,767
Total SINGAPORE		297,857
SPAIN – 2.7%
Communications – 1.0%
Cellnex Telecom SA (e)	8,069	514,650
Diversified – 1.0%
Merlin Properties Socimi SA	48,825	505,184
Hotel – 0.2%
Melia Hotels International SA (n)	18,155	134,645
Toll Roads – 0.5%
Ferrovial SA	9,741	286,272
Total SPAIN		1,440,751
SWEDEN – 0.7%
Diversified – 0.7%
Hufvudstaden AB	21,386	363,613
Total SWEDEN		363,613
UNITED KINGDOM – 5.2%
Electricity Transmission & Distribution – 1.7%
National Grid PLC	69,368	882,337
Industrial – 0.3%
Tritax EuroBox PLC (e)	94,495	140,911
Office – 0.6%
Derwent London PLC	7,093	325,349
Residential – 0.5%
The UNITE Group PLC	17,582	261,325
Retail – 1.5%
Capital & Counties Properties PLC (n)	116,778	260,896

See Notes to Financial Statements.
2021 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Hammerson PLC	513,910	$ 264,553
Shaftesbury PLC	34,730	273,230
Total Retail		798,679
Water – 0.6%
United Utilities Group PLC	24,500	330,681
Total UNITED KINGDOM		2,739,282
UNITED STATES – 45.2%
Communications – 2.8%
Crown Castle International Corp.	6,100	1,190,110
SBA Communications Corp.	900	286,830
Total Communications		1,476,940
Datacenters – 0.7%
CyrusOne, Inc.	4,866	348,016
Electricity Transmission & Distribution – 3.3%
CenterPoint Energy, Inc.	13,000	318,760
PG&E Corp. (n)	65,320	664,304
Sempra Energy	5,600	741,888
Total Electricity Transmission & Distribution		1,724,952
Gas Utilities – 0.9%
NiSource, Inc.	18,665	457,293
Healthcare – 2.6%
Healthpeak Properties, Inc.	11,400	379,506
Physicians Realty Trust	10,400	192,088
Welltower, Inc.	9,373	778,896
Total Healthcare		1,350,490
Hotel – 1.8%
Park Hotels & Resorts, Inc. (n)	27,500	566,775
Pebblebrook Hotel Trust	15,120	356,076
Total Hotel		922,851
Industrial – 2.6%
Americold Realty Trust	3,440	130,204
Prologis, Inc.	10,302	1,231,398
Rexford Industrial Realty, Inc.	80	4,556
Total Industrial		1,366,158
Manufactured Homes – 0.5%
Sun Communities, Inc.	1,698	291,037
Midstream – 4.6%
Cheniere Energy, Inc. (n)	7,895	684,812
Equitrans Midstream Corp.	29,364	249,888
ONEOK, Inc.	9,000	500,760
Targa Resources Corp.	16,892	750,850
The Williams Companies, Inc.	9,206	244,419
Total Midstream		2,430,729
Net Lease – 2.3%
Agree Realty Corp.	4,200	296,058

See Notes to Financial Statements.
22Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
EPR Properties (n)	2,505	$ 131,963
National Retail Properties, Inc.	5,224	244,901
VICI Properties, Inc.	8,093	251,045
WP Carey, Inc.	3,600	268,632
Total Net Lease		1,192,599
Office – 2.7%
Alexandria Real Estate Equities, Inc.	1,100	200,134
Douglas Emmett, Inc.	10,040	337,545
Highwoods Properties, Inc.	13,000	587,210
SL Green Realty Corp.	3,896	311,680
Total Office		1,436,569
Pipeline (MLP) – 2.4%
Energy Transfer LP	24,106	256,247
Enterprise Products Partners LP	10,577	255,223
MPLX LP	8,335	246,800
Plains All American Pipeline LP	22,584	256,554
Western Midstream Partners LP	11,686	250,314
Total Pipeline (MLP)		1,265,138
Pipelines – 0.5%
Kinder Morgan, Inc.	13,945	254,217
Rail – 1.3%
CSX Corp.	20,700	664,056
Renewables/Electric Generation – 8.6%
Ameren Corp.	342	27,374
American Electric Power Company, Inc.	6,297	532,663
CMS Energy Corp.	7,715	455,802
Duke Energy Corp.	5,822	574,748
Entergy Corp.	5,454	543,764
Evergy, Inc.	7,200	435,096
FirstEnergy Corp.	17,685	658,059
NextEra Energy, Inc.	17,600	1,289,728
Total Renewables/Electric Generation		4,517,234
Residential – 4.3%
American Homes 4 Rent	5,453	211,849
Camden Property Trust	4,100	543,947
Essex Property Trust, Inc.	1,819	545,718
Invitation Homes, Inc.	11,500	428,835
Mid-America Apartment Communities, Inc.	2,979	501,723
Total Residential		2,232,072
Retail – 2.0%
Federal Realty Investment Trust	1,500	175,755
Regency Centers Corp.	4,549	291,455
Simon Property Group, Inc.	4,475	583,898
Total Retail		1,051,108
Self Storage – 0.2%
Extra Space Storage, Inc.	700	114,674

See Notes to Financial Statements.
2021 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Specialty – 0.4%
Outfront Media, Inc. (n)	8,200	$ 197,046
Water – 0.7%
American Water Works Company, Inc.	2,500	385,325
Total UNITED STATES		23,678,504
Total COMMON STOCKS (Cost $36,479,009)		43,640,455
CONVERTIBLE PREFERRED STOCKS – 0.4%
UNITED STATES – 0.4%
Hotel – 0.1%
RLJ Lodging Trust, Series A, 1.95%	1,778	50,780
Net Lease – 0.1%
EPR Properties, Series C, 5.75%	2,723	70,825
Office – 0.1%
Equity Commonwealth, Series D, 6.50%	1,915	61,567
Retail – 0.1%
RPT Realty, Series D, 7.25%	355	20,239
Total UNITED STATES		203,411
Total CONVERTIBLE PREFERRED STOCKS (Cost $181,107)		203,411

	Principal Amount (000s)	Value
REAL ASSET DEBT – 7.8%
BRAZIL – 0.1%
Metals & Mining – 0.1%
Vale Overseas Ltd., 3.75%, 07/08/30	$ 40	$ 42,588
Total BRAZIL		42,588
CANADA – 0.5%
Basic Industrial – 0.1%
Cascades, Inc., 5.38%, 01/15/28 (e)	20	21,025
Methanex Corp., 5.25%, 12/15/29	10	10,775
NOVA Chemicals Corp., 4.25%, 05/15/29 (e)	20	20,245
Toal Basic Industrial		52,045
Energy – 0.1%
Baytex Energy Corp., 8.75%, 04/01/27 (e)	5	5,037
MEG Energy Corp., 6.50%, 01/15/25 (e)	15	15,531
MEG Energy Corp., 7.13%, 02/01/27 (e)	10	10,653
Teine Energy Ltd., 6.88%, 04/15/29 (e)	10	10,262
Total Energy		41,483
Media – 0.1%
Videotron Ltd., 3.63%, 06/15/29 (e)	40	40,600
Metals & Mining – 0.0%
Hudbay Minerals, Inc., 4.50%, 04/01/26 (e)	10	10,038

See Notes to Financial Statements.
24Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Oil Gas Transportation & Distribution – 0.1%
Parkland Corp., 4.50%, 10/01/29 (e)	$ 20	$ 20,324
TransCanada PipeLines Ltd., 2.37% (3 Month LIBOR USD + 2.21%), 05/15/67 (v)	25	22,295
Total Oil Gas Transportation & Distribution		42,619
Utility – 0.1%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (v)	50	58,563
Total CANADA		245,348
GERMANY – 0.0%
Basic Industrial – 0.0%
Mercer International, Inc., 5.13%, 02/01/29 (e)	10	10,290
Total GERMANY		10,290
SPAIN – 0.0%
Utility – 0.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (e)	6	6,113
Total SPAIN		6,113
UNITED KINGDOM – 0.1%
Energy – 0.0%
BP Capital Markets PLC, 4.88% (Fixed until 06/22/30, then 5 Year U.S. Treasury Yield Curve + 4.40%), Perpetual (v)	10	10,956
Media – 0.1%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (e)	40	40,300
Total UNITED KINGDOM		51,256
UNITED STATES – 7.1%
Basic Industrial – 0.1%
Hexion, Inc., 7.88%, 07/15/27 (e)	20	21,575
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	10	10,330
Tronox, Inc., 4.63%, 03/15/29 (e)	15	15,168
Toal Basic Industrial		47,073
Construction & Building Materials – 0.3%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	20	21,300
Beazer Homes USA, Inc., 5.88%, 10/15/27	20	20,950
M/I Homes, Inc., 4.95%, 02/01/28	20	20,865
Shea Homes LP, 4.75%, 04/01/29 (e)	20	20,538
Standard Industries, Inc., 3.38%, 01/15/31 (e)	15	14,358
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	20	22,625
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	27,437
Total Construction & Building Materials		148,073
Diversified – 0.1%
Forestar Group, Inc., 5.00%, 03/01/28 (e)	40	41,400
The Howard Hughes Corp., 5.38%, 08/01/28 (e)	40	42,465
Total Diversified		83,865
Energy – 0.8%
Apache Corp., 4.25%, 01/15/30	30	31,650

See Notes to Financial Statements.
2021 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Ascent Resources Utica Holdings LLC, 8.25%, 12/31/28 (e)	$ 7	$ 7,700
California Resources Corp., 7.13%, 02/01/26 (e)	17	17,889
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	15	15,825
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	30	31,957
Continental Resources, Inc., 5.75%, 01/15/31 (e)	21	25,154
Devon Energy Corp., 7.95%, 04/15/32	10	14,225
Endeavor Energy Resources LP, 6.63%, 07/15/25 (e)	20	21,400
EQT Corp., 8.50%, 02/01/30	21	27,361
Indigo Natural Resources LLC, 5.38%, 02/01/29 (e)	32	33,440
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	15	14,835
Occidental Petroleum Corp., 3.50%, 08/15/29	65	65,000
Occidental Petroleum Corp., 8.88%, 07/15/30	48	64,195
Par Petroleum LLC, 7.75%, 12/15/25 (e)	10	10,051
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	30	30,553
Total Energy		411,235
Health Facilities – 0.3%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	30	30,038
HCA, Inc., 3.50%, 09/01/30	60	63,922
Service Corporation International, 4.63%, 12/15/27	40	42,300
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	40	41,488
Total Health Facilities		177,748
Infrastructure Services – 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29 (e)	10	10,276
Terex Corp., 5.00%, 05/15/29 (e)	10	10,425
United Rentals North America, Inc., 3.88%, 02/15/31	20	20,350
United Rentals North America, Inc., 5.50%, 05/15/27	20	21,200
Total Infrastructure Services		62,251
Leisure – 0.6%
Boyd Gaming Corp., 4.75%, 12/01/27	13	13,455
Caesars Resort Collection LLC, 5.75%, 07/01/25 (e)	20	21,075
Cedar Fair LP, 5.50%, 05/01/25 (e)	40	41,750
Churchill Downs, Inc., 4.75%, 01/15/28 (e)	10	10,347
GLP Capital LP, 5.38%, 04/15/26	35	40,285
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	40	42,700
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e)	20	21,298
Scientific Games International, Inc., 5.00%, 10/15/25 (e)	20	20,650
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	20	21,450
Station Casinos LLC, 4.50%, 02/15/28 (e)	20	20,341
VICI Properties LP, 4.63%, 12/01/29 (e)	40	42,500
Total Leisure		295,851
Media – 0.5%
Cable One, Inc., 4.00%, 11/15/30 (e)	50	50,188
CCO Holdings LLC, 4.75%, 03/01/30 (e)	125	132,031
CSC Holdings LLC, 5.25%, 06/01/24	75	81,371
Total Media		263,590

See Notes to Financial Statements.
26Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Metals & Mining – 0.1%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)	$ 10	$ 10,787
Freeport-McMoRan, Inc., 4.25%, 03/01/30	40	42,850
Total Metals & Mining		53,637
Oil Gas Transportation & Distribution – 1.3%
Antero Midstream Partners LP, 5.38%, 06/15/29 (e)	30	31,275
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	10	10,450
Buckeye Partners LP, 4.13%, 12/01/27	20	20,300
Cheniere Energy, Inc., 4.63%, 10/15/28 (e)	30	31,650
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	10	10,262
DCP Midstream Operating LP, 5.38%, 07/15/25	20	22,274
DT Midstream, Inc., 4.13%, 06/15/29 (e)	30	30,460
Energy Transfer LP, 3.19% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	50	40,167
Energy Transfer LP, 6.75% (Fixed until 05/15/25, then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (v)	37	36,693
Energy Transfer LP, 7.13% (Fixed until 05/15/30, then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	27	27,877
EnLink Midstream LLC, 5.38%, 06/01/29	30	31,309
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)	40	40,695
Ferrellgas LP, 5.38%, 04/01/26 (e)	10	9,912
Genesis Energy LP, 6.50%, 10/01/25	20	20,175
Global Partners LP, 7.00%, 08/01/27	20	21,200
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	58	59,305
MPLX LP, 6.88% (Fixed until 02/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (v)	30	30,558
NuStar Logistics LP, 5.75%, 10/01/25	18	19,575
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (v)	10	8,832
Suburban Propane Partners LP, 5.00%, 06/01/31 (e)	19	19,451
Sunoco LP, 4.50%, 05/15/29 (e)	9	9,158
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	21	21,832
Targa Resources Partners LP, 5.38%, 02/01/27	60	62,475
Western Midstream Operating LP, 4.75%, 08/15/28	70	75,600
Total Oil Gas Transportation & Distribution		691,485
Real Estate – 0.8%
American Homes 4 Rent LP, 4.25%, 02/15/28	60	67,185
EPR Properties, 3.75%, 08/15/29	30	30,079
Highwoods Realty LP, 3.88%, 03/01/27	40	43,911
Iron Mountain, Inc., 4.88%, 09/15/29 (e)	25	25,805
iStar, Inc., 5.50%, 02/15/26	60	62,850
Lexington Realty Trust, 2.70%, 09/15/30	45	45,792
Mid-America Apartments LP, 3.60%, 06/01/27	40	44,544
RLJ Lodging Trust LP, 3.75%, 07/01/26 (e)	35	35,350
Starwood Property Trust, Inc., 3.63%, 07/15/26 (e)	65	65,488
Total Real Estate		421,004
Telecommunication Services – 1.2%
American Tower Corp., 3.60%, 01/15/28	35	38,522
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	65	64,431

See Notes to Financial Statements.
2021 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Cogent Communications Group, Inc., 3.50%, 05/01/26 (e)	$ 20	$ 20,450
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	40	43,030
Crown Castle International Corp., 3.80%, 02/15/28	40	44,478
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (e)	45	46,523
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	85	88,223
SBA Communications Corp., 3.88%, 02/15/27	60	61,614
T-Mobile USA, Inc., 4.75%, 02/01/28	115	123,194
Windstream Escrow LLC, 7.75%, 08/15/28 (e)	20	20,600
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	60	59,587
Total Telecommunication Services		610,652
Utility – 0.9%
Calpine Corp., 5.13%, 03/15/28 (e)	40	40,750
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	25	24,875
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (v)	30	33,431
Dominion Energy, Inc., 4.65% (Fixed until 12/15/24, then 5 Year U.S. Treasury Yield Curve + 2.99%), Perpetual (v)	30	31,875
Duke Energy Corp., 4.88% (Fixed until 09/16/24, then 5 Year U.S. Treasury Yield Curve + 3.39%), Perpetual (v)	30	31,875
FirstEnergy Corp., 4.40%, 07/15/27	80	87,000
NextEra Energy Capital Holdings, Inc., 2.24% (3 Month LIBOR USD + 2.13%), 06/15/67 (v)	40	37,275
NRG Energy, Inc., 3.63%, 02/15/31 (e)	42	41,273
Pacific Gas and Electric Co., 2.50%, 02/01/31	45	42,223
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	36	37,267
Sempra Energy, 4.88% (Fixed until 10/15/25, then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (v)	35	37,975
Talen Energy Supply LLC, 6.63%, 01/15/28 (e)	10	9,150
Total Utility		454,969
Total UNITED STATES		3,721,433
Total REAL ASSET DEBT (Cost $3,873,705)		4,077,028

	Shares	Value
PREFERRED STOCKS – 1.5%
UNITED STATES – 1.5%
Diversified – 0.1%
Armada Hoffler Properties, Inc., Series A, 6.75%	1,146	$ 30,667
PS Business Parks, Inc., Series Z, 4.88%	1,647	45,786
Total Diversified		76,453
Hotel – 0.3%
Chatham Lodging Trust, Series A, 6.63%	1,600	41,600
Hersha Hospitality Trust, Series D, 6.50%	1,289	30,356
Pebblebrook Hotel Trust, Series G, 6.38%	1,965	53,566
Summit Hotel Properties, Inc., Series E, 6.25%	800	20,888
Total Hotel		146,410

See Notes to Financial Statements.
28Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
PREFERRED STOCKS (continued)
Industrial – 0.2%
Plymouth Industrial REIT, Inc., Series A, 7.50% (s)	1,157	$ 30,661
Rexford Industrial Realty, Inc., Series B, 5.88%	1,048	28,107
Rexford Industrial Realty, Inc., Series C, 5.63%	2,354	64,382
Total Industrial		123,150
Manufactured Homes – 0.1%
UMH Properties, Inc., Series D, 6.38%	2,000	52,680
Mortgage – 0.1%
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	1,200	32,808
Net Lease – 0.2%
EPR Properties, Series G, 5.75%	1,197	30,787
Global Net Lease, Inc., Series B, 6.88%	2,272	62,480
Total Net Lease		93,267
Office – 0.1%
Vornado Realty Trust, Series M, 5.25%	1,102	29,567
Vornado Realty Trust, Series N, 5.25%	1,928	52,017
Total Office		81,584
Residential – 0.1%
American Homes 4 Rent, Series F, 5.88%	990	25,463
American Homes 4 Rent, Series G, 5.88%	986	25,458
Total Residential		50,921
Retail – 0.2%
Saul Centers, Inc., Series E, 6.00%	1,155	31,474
SITE Centers Corp., Series A, 6.38%	1,566	42,157
Urstadt Biddle Properties, Inc., Series K, 5.88%	1,177	30,849
Total Retail		104,480
Self Storage – 0.1%
Public Storage, Series P, 4.00%	2,072	52,380
Total UNITED STATES		814,133
Total PREFERRED STOCKS (Cost $693,662)		814,133
Total Investments – 93.0% (Cost $41,227,483)		48,735,027
Other Assets in Excess of Liabilities – 7.0%		3,662,195
TOTAL NET ASSETS – 100.0%		$ 52,397,222

LIBOR— London Interbank Offered Rate
LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership
USD— United States Dollar

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the total value of all such securities was $2,859,168 or 5.5% of net assets.
(n)	— Non-income producing security.
(s)	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of June 30, 2021.
(v)	— Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

See Notes to Financial Statements.
2021 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

The Real Assets Securities Fund’s derivative instrument holdings are summarized in the following tables.
TOTAL RETURN SWAP CONTRACT
Reference Entity	Counterparty	Long/ Short	Financing Rate	Entry Fee(1)	Exit Fee(2)	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation
MSCO Radar Dynamic Roll Index ER(3)	Morgan Stanley	Long	0.00%	0.15%	0.15%	Monthly	3/30/2022	$2,575,307	$3,247

(1)Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap.
(2)Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap.
(3)At June 30, 2021, a list of the MSCO Radar Dynamic Roll Index ER components and their weightings were as follows:
Component Description	Expiration	Ticker	Contract Value**	Value of Index	Weightings
LME Primary Aluminum Future	June 2022	LAM22	0.098	$ 16	2.5%
ICE Brent Crude Oil Future	October 2021	COV1	0.006	35	5.5%
NYBOT CSC Cocoa Future	May 2022	CCK2	0.020	3	0.5%
NYBOT CSC Coffee Future	May 2022	KCK2	0.001	4	0.5%
LME Copper Future	June 2022	LPM22	1.054	45	7.0%
CBOT Corn Future	December 2021	C Z1	0.031	26	4.0%
NYBOT CSC Number 2 Cotton Future	May 2022	CTK2	0.002	8	1.2%
CME Feeder Cattle Future	January 2022	FCF2	0.005	12	1.8%
ICE Gass Oil Future	December 2021	QSZ1	0.060	44	6.7%
COMEX Gold 100 Troy Ounces Future	December 2021	GCZ1	0.178	39	6.1%
NYMEX NY Harbor ULSD Futures	April 2022	HOJ2	0.008	17	2.7%
LME Lead Future	April 2022	LLJ2	0.215	40	6.2%
CME Lean Hogs Future	October 2021	LHV1	0.001	3	0.5%
CME Live Cattle Future	June 2022	LCM2	0.003	8	1.2%
NYMEX Henry Hub Natural Gas Future	April 2022	NGJ22	0.000	9	1.4%
LME Nickel Future	December 2021	LNZ1	1.384	32	5.0%
NYMEX Palladium Future	September 2021	PAU1	0.253	37	5.7%
NYMEX Platinum Future	October 2021	PLV1	0.108	35	5.4%
NYMEX Reformulated Gasoline Blend	October 2021	XBV1	0.025	53	8.1%
KCBT Hard Red Winter Wheat Future	March 2022	KWH2	0.012	7	1.2%
COMEX Silver Future	May 2022	SIK2	0.003	40	6.1%
CBOT Soybean Future	March 2022	S H2	0.102	33	5.0%
CBOT Soybean Meal Future	March 2022	SMH2	0.015	15	2.3%
CBOT Soybean Oil Future	December 2021	BOZ1	0.001	8	1.2%
NYBOT CSC Number 11 World Sugar Future	May 2022	SBK2	0.001	34	5.2%
NYMEX Light Sweet Crude Oil Future	October 2021	CLV1	0.003	18	2.8%
CBOT Wheat Future	May 2022	W K2	0.005	3	0.5%
LME Zinc Future	June 2022	LXM2	0.179	24	3.7%
				$648	100.0%

** Contract value represents the number of units of the underlying component in one unit of the Index at creation. The contract value is calculated by multiplying each component’s weight by the starting price of the Index and dividing by the starting price of the component’s index from the acquisition date. The contract value will differ depending on the date the swap is initiated.

See Notes to Financial Statements.
30Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2021

	Infrastructure Fund	Global Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$340,349,818	$637,553,551	$48,735,027
Cash	11,626,690	3,985,234	3,679,217
Dividends and interest receivable	1,111,291	1,900,126	190,252
Receivable for investments sold	1,409,800	2,740,737	243,987
Receivable for fund shares sold	970,650	260,683	—
Receivable for swap contracts	—	—	3,247
Prepaid expenses	47,234	77,934	27,058
Total assets	355,515,483	646,518,265	52,878,788
Liabilities:
Payable for investments purchased	3,330,480	4,027,597	391,922
Payable for fund shares purchased	9,543	202,058	—
Distribution fees payable	119,720	69,919	1,100
Investment advisory fees payable, net (Note 3)	241,950	472,882	6,608
Trustees' fees payable	8,865	15,286	4,754
Accrued expenses	125,222	180,457	77,182
Total liabilities	3,835,780	4,968,199	481,566
Commitments and contingencies (Note 8)
Net Assets	$351,679,703	$641,550,066	$52,397,222
Composition of Net Assets:
Paid-in capital	$318,789,271	$634,882,673	$55,027,746
Accumulated gains (losses)	32,890,432	6,667,393	(2,630,524)
Net assets applicable to capital shares outstanding	$351,679,703	$641,550,066	$52,397,222
Total investments at cost	$305,525,199	$529,985,962	$41,227,483
Net Assets
Class A Shares — Net Assets	$ 5,957,565	$ 16,544,966	$ 293,367
Shares outstanding	451,714	1,220,953	29,086
Net asset value and redemption price per share	$ 13.19	$ 13.55	$ 10.09
Offering price per share based on a maximum sales charge of 4.75%	$ 13.85	$ 14.23	$ 10.59
Class C Shares — Net Assets	$ 3,386,904	$ 5,170,141	$ 102,486
Shares outstanding	260,264	383,666	10,134
Net asset value and redemption price per share	$ 13.01	$ 13.48	$ 10.11
Class I Shares — Net Assets	$342,335,234	$619,834,959	$52,001,369
Shares outstanding	25,910,845	45,662,600	5,220,339
Net asset value and redemption price per share	$ 13.21	$ 13.57	$ 9.96

See Notes to Financial Statements.
2021 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2021

	Infrastructure Fund	Global Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $224,278, $464,526 and $28,262)	$ 4,646,479	$ 8,784,186	$ 667,338
Interest	—	—	96,238
Less return of capital distributions	(988,644)	(1,519,732)	(196,201)
Total investment income	3,657,835	7,264,454	567,375
Expenses:
Investment advisory fees (Note 3)	1,392,782	2,433,441	202,461
Administration fees (Note 3)	157,018	324,544	24,076
Distribution fees — Class A	7,208	19,833	314
Distribution fees — Class C	17,387	25,502	501
Transfer agent fees	63,566	96,691	29,663
Trustees' fees	46,493	75,035	24,622
Fund accounting and sub-administration fees	40,294	76,512	24,045
Custodian fees	35,711	53,828	32,963
Registration fees	30,563	33,806	30,230
Legal fees	25,019	39,750	13,005
Audit and tax services	22,645	21,280	23,645
Insurance	13,388	34,719	2,608
Miscellaneous	9,180	27,908	4,473
Reports to shareholders	6,983	15,968	2,154
Interest expense	5,108	15,674	3
Total operating expenses	1,873,345	3,294,491	414,763
Less expenses reimbursed by the investment adviser (Note 3)	(105,370)	(166,802)	(158,150)
Net expenses	1,767,975	3,127,689	256,613
Net investment income	1,889,860	4,136,765	310,762
Net realized gain (loss) on:
Investments	12,189,687	70,859,737	3,284,487
Foreign currency transactions	(53,608)	(101,375)	(4,088)
Swap contracts	—	—	(275,445)
Net realized gain	12,136,079	70,758,362	3,555,844
Net change in unrealized appreciation (depreciation) on:
Investments	6,744,817	34,757,777	1,836,628
Foreign currency translations	(24,402)	(27,746)	(2,606)
Swap contracts	—	—	3,247
Net change in unrealized appreciation	6,720,415	34,730,031	1,837,269
Net realized and unrealized gain	18,856,494	105,488,393	5,393,113
Net increase in net assets resulting from operations	$20,746,354	$109,625,158	$5,703,875

See Notes to Financial Statements.
32Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statement of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 1,889,860	$ 2,502,562	$ 4,136,765	$ 14,325,836
Net realized gain (loss)	12,136,079	8,843,615	70,758,362	(121,364,569)
Net change in unrealized appreciation (depreciation)	6,720,415	(18,398,906)	34,730,031	(50,709,061)
Net increase (decrease) in net assets resulting from operations	20,746,354	(7,052,729)	109,625,158	(157,747,794)
Distributions to Shareholders:
From distributable earnings:
Class A shares	(75,853)	—	(239,193)	(386,395)
Class C shares	(31,575)	—	(57,812)	(167,878)
Class I shares	(2,282,831)	—	(6,796,781)	(15,153,048)
Legacy Class I shares (Note 1)	(2,490,155)	—	(3,039,494)	(10,789,161)
From return of capital:
Class A shares	—	(211,392)	—	(8,682)
Class C shares	—	(142,575)	—	(3,805)
Class I shares	—	(2,954,913)	—	(352,135)
Legacy Class I shares (Note 1)	—	(5,239,651)	—	(247,444)
Total distributions paid	(4,880,414)	(8,548,531)	(10,133,280)	(27,108,548)
Capital Share Transactions (Note 6):
Subscriptions	355,155,928	90,468,581	317,236,098	148,001,026
Reinvestment of distributions	4,516,547	7,789,966	8,444,278	21,597,078
Redemptions	(272,894,064)	(59,812,983)	(460,255,887)	(460,517,237)
Net increase (decrease) in capital share transactions	86,778,411	38,445,564	(134,575,511)	(290,919,133)
Total increase (decrease) in net assets	102,644,351	22,844,304	(35,083,633)	(475,775,475)
Net Assets:
Beginning of period	249,035,352	226,191,048	676,633,699	1,152,409,174
End of period	$ 351,679,703	$249,035,352	$ 641,550,066	$ 676,633,699

See Notes to Financial Statements.
2021 Semi-Annual Report33

BROOKFIELD INVESTMENT FUNDS
Statement of Changes in Net Assets (continued)

	Real Assets Securities Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 310,762	$ 995,515
Net realized gain (loss)	3,555,844	(4,647,656)
Net change in unrealized appreciation (depreciation)	1,837,269	(2,920,978)
Net increase (decrease) in net assets resulting from operations	5,703,875	(6,573,119)
Distributions to Shareholders:
From distributable earnings:
Class A shares	(3,818)	(5,580)
Class C shares	(996)	(3,149)
Class I shares	(294,719)	(217,008)
Legacy Class I shares (Note 1)	(445,868)	(1,972,528)
From return of capital:
Class A shares	—	(182)
Class C shares	—	(102)
Class I shares	—	(7,066)
Legacy Class I shares (Note 1)	—	(64,229)
Total distributions paid	(745,401)	(2,269,844)
Capital Share Transactions (Note 6):
Subscriptions	45,980,251	3,596,641
Reinvestment of distributions	693,186	2,152,225
Redemptions	(46,851,246)	(32,835,205)
Net decrease in capital share transactions	(177,809)	(27,086,339)
Total increase (decrease) in net assets	4,780,665	(35,929,302)
Net Assets:
Beginning of period	47,616,557	83,545,859
End of period	$ 52,397,222	$ 47,616,557

See Notes to Financial Statements.
34Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(2)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2021(3)	$ 12.60	0.06	0.70	0.76	(0.17)	-	-	(0.17)	-	$ 13.19	6.07% (4)	$ 5,958	1.37% (5)	1.31% (5)	0.88% (5)	0.82% (5)	38% (4)
December 31, 2020	$ 13.55	0.11	(0.62)	(0.51)	-	-	(0.44)	(0.44)	-	$ 12.60	-3.42%	$ 5,807	1.44%	1.35%	0.93%	0.84%	138%
December 31, 2019	$ 11.25	0.14	2.66	2.80	(0.29)	-	(0.29)	(0.50)	-	$ 13.55	25.06%	$ 7,313	1.43%	1.35%	1.09%	1.01%	82%
December 31, 2018	$ 12.73	0.17	(1.20)	(1.03)	(0.06)	-	(0.39)	(0.45)	-	$ 11.25	-8.23%	$ 6,273	1.44%	1.35%	1.35%	1.26%	75%
December 31, 2017	$ 11.97	0.17	1.07	1.24	(0.31)	-	(0.17)	(0.48)	-	$ 12.73	10.52%	$ 12,571	1.50%	1.35%	1.37%	1.22%	93%
December 31, 2016	$ 11.06	0.12	1.25	1.37	(0.19)	-	(0.27)	(0.46)	0.00 (6)	$ 11.97	12.38%	$ 20,006	1.43%	1.35%	1.05%	0.97%	100%
Class C:
June 30, 2021(3)	$ 12.43	0.01	0.69	0.70	(0.12)	-	-	(0.12)	-	$ 13.01	5.69% (4)	$ 3,387	2.12% (5)	2.06% (5)	0.08% (5)	0.02% (5)	38% (4)
December 31, 2020	$ 13.37	0.02	(0.62)	(0.60)	-	-	(0.34)	(0.34)	-	$ 12.43	-4.19%	$ 4,180	2.19%	2.10%	0.18%	0.09%	138%
December 31, 2019	$ 11.11	0.05	2.62	2.67	(0.24)	-	(0.17)	(0.41)	-	$ 13.37	24.13%	$ 7,780	2.18%	2.10%	0.37%	0.29%	82%
December 31, 2018	$ 12.58	0.08	(1.19)	(1.11)	(0.05)	-	(0.31)	(0.36)	-	$ 11.11	-8.92%	$ 8,576	2.19%	2.10%	0.66%	0.57%	75%
December 31, 2017	$ 11.83	0.07	1.06	1.13	(0.24)	-	(0.14)	(0.38)	-	$ 12.58	9.62%	$ 10,686	2.25%	2.10%	0.59%	0.44%	93%
December 31, 2016	$ 10.93	0.04	1.23	1.27	(0.15)	-	(0.22)	(0.37)	-	$ 11.83	11.60%	$ 13,935	2.18%	2.10%	0.32%	0.24%	100%
Class I:
June 30, 2021(3)	$ 12.62	0.13	0.65	0.78	(0.19)	-	-	(0.19)	-	$ 13.21	6.18% (4)	$ 342,335	1.12% (5)	1.04% (5)	1.98% (5)	1.90% (5)	38% (4)
December 31, 2020	$ 13.58	0.14	(0.63)	(0.49)	-	-	(0.47)	(0.47)	-	$ 12.62	-3.23%	$ 75,004	1.19%	1.10%	1.18%	1.09%	138%
December 31, 2019	$ 11.27	0.17	2.68	2.85	(0.32)	-	(0.22)	(0.54)	-	$ 13.58	25.42%	$ 75,197	1.18%	1.10%	1.31%	1.23%	82%
December 31, 2018	$ 12.76	0.21	(1.21)	(1.00)	(0.07)	-	(0.42)	(0.49)	-	$ 11.27	-8.03%	$ 61,974	1.19%	1.10%	1.73%	1.64%	75%
December 31, 2017	$ 11.99	0.20	1.08	1.28	(0.33)	-	(0.18)	(0.51)	-	$ 12.76	10.79%	$ 55,318	1.25%	1.10%	1.57%	1.42%	93%
December 31, 2016	$ 11.08	0.16	1.24	1.40	(0.20)	-	(0.29)	(0.49)	0.00 (6)	$ 11.99	12.64%	$ 62,515	1.18%	1.10%	1.33%	1.25%	100%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Redemption fees were eliminated effective September 1, 2016.
(3)	For the six months ended June 30, 2021 (Unaudited).
(4)	Not annualized.
(5)	Annualized.
(6)	Rounds to less than $0.005.

See Notes to Financial Statements.
2021 Semi-Annual Report35

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(2)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2021(3)	$ 11.63	0.07	2.04	2.11	(0.19)	-	-	(0.19)	-	$ 13.55	18.21% (4)	$ 16,545	1.29% (5)	1.20% (5)	1.10% (5)	1.01% (5)	46% (4)
December 31, 2020	$ 13.51	0.18	(1.67)	(1.49)	(0.35)	(0.03)	(0.01)	(0.39)	-	$ 11.63	-10.60%	$ 13,944	1.27%	1.20%	1.64%	1.57%	114%
December 31, 2019	$ 11.79	0.29	2.06	2.35	(0.60)	(0.03)	-	(0.63)	-	$ 13.51	20.09%	$ 11,332	1.23%	1.20%	2.15%	2.12%	83%
December 31, 2018	$ 13.34	0.24	(1.31)	(1.07)	(0.25)	-	(0.23)	(0.48)	-	$ 11.79	-8.23%	$ 5,556	1.22%	1.20%	1.90%	1.88%	82%
December 31, 2017	$ 12.61	0.28	0.94	1.22	(0.49)	-	-	(0.49)	-	$ 13.34	9.84%	$ 7,106	1.24%	1.20%	2.13%	2.09%	89%
December 31, 2016	$ 12.61	0.22	0.53	0.75	(0.45)	(0.29)	(0.01)	(0.75)	0.00 (6)	$ 12.61	6.00%	$ 14,953	1.27%	1.20%	1.68%	1.61%	88%
Class C:
June 30, 2021(3)	$ 11.57	0.02	2.04	2.06	(0.15)	-	-	(0.15)	-	$ 13.48	17.83% (4)	$ 5,170	2.00% (5)	1.95% (5)	0.31% (5)	0.26% (5)	46% (4)
December 31, 2020	$ 13.42	0.10	(1.65)	(1.55)	(0.26)	(0.03)	(0.01)	(0.30)	-	$ 11.57	-11.25%	$ 5,229	2.02%	1.95%	0.89%	0.83%	114%
December 31, 2019	$ 11.72	0.18	2.06	2.24	(0.51)	(0.03)	-	(0.54)	-	$ 13.42	19.19%	$ 11,160	1.98%	1.95%	1.36%	1.33%	83%
December 31, 2018	$ 13.28	0.16	(1.33)	(1.17)	(0.20)	-	(0.19)	(0.39)	-	$ 11.72	-8.98%	$ 7,949	1.97%	1.95%	1.27%	1.25%	82%
December 31, 2017	$ 12.55	0.19	0.93	1.12	(0.39)	-	-	(0.39)	-	$ 13.28	9.08%	$ 6,245	1.99%	1.95%	1.45%	1.41%	89%
December 31, 2016	$ 12.55	0.12	0.54	0.66	(0.36)	(0.29)	(0.01)	(0.66)	0.00 (6)	$ 12.55	5.26%	$ 6,919	2.02%	1.95%	0.90%	0.83%	88%
Class I:
June 30, 2021(3)	$ 11.65	0.09	2.04	2.13	(0.21)	-	-	(0.21)	-	$ 13.57	18.32% (4)	$ 619,835	0.98% (5)	0.95% (5)	1.32% (5)	1.29% (5)	46% (4)
December 31, 2020	$ 13.53	0.21	(1.67)	(1.46)	(0.38)	(0.03)	(0.01)	(0.42)	-	$ 11.65	-10.35%	$ 352,509	1.02%	0.95%	1.89%	1.82%	114%
December 31, 2019	$ 11.80	0.30	2.09	2.39	(0.63)	(0.03)	-	(0.66)	-	$ 13.53	20.42%	$ 715,495	0.98%	0.95%	2.27%	2.24%	83%
December 31, 2018	$ 13.37	0.28	(1.34)	(1.06)	(0.27)	-	(0.24)	(0.51)	-	$ 11.80	-8.12%	$ 1,211,816	0.97%	0.95%	2.16%	2.14%	82%
December 31, 2017	$ 12.63	0.32	0.94	1.26	(0.52)	-	-	(0.52)	-	$ 13.37	10.20%	$ 1,502,252	0.99%	0.95%	2.46%	2.42%	89%
December 31, 2016	$ 12.63	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (6)	$ 12.63	6.27%	$ 1,060,627	1.02%	0.95%	1.94%	1.87%	88%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Redemption fees were eliminated effective September 1, 2016.
(3)	For the six months ended June 30, 2021 (Unaudited).
(4)	Not annualized.
(5)	Annualized.
(6)	Rounds to less than $0.005.

See Notes to Financial Statements.
36Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Redemption fees(2)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income (loss)	Net investment income (loss), excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2021(3)	$9.12	(0.02)	1.12	1.10	(0.13)	-	-	(0.13)	-	$10.09	12.15% (4)	$ 293	1.95% (5)	1.27% (5)	(0.48)% (5)	(1.16)% (5)	44% (4)
December 31, 2020	$9.77	0.12	(0.46)	(0.34)	(0.30)	-	(0.01)	(0.31)	-	$ 9.12	-3.10%	$ 184	1.85%	1.35%	1.42%	0.92%	154%
December 31, 2019	$8.30	0.17	1.66	1.83	(0.28)	-	(0.08)	(0.36)	-	$ 9.77	22.23%	$ 187	1.72%	1.35%	1.81%	1.44%	99%
December 31, 2018	$9.39	0.19	(0.97)	(0.78)	(0.16)	-	(0.15)	(0.31)	-	$ 8.30	-8.50%	$ 3	1.68%	1.35%	2.11%	1.78%	83%
December 31, 2017	$8.88	0.17	0.69	0.86	(0.25)	-	(0.10)	(0.35)	-	$ 9.39	9.74%	$ 3	1.82%	1.35%	1.77%	1.30%	81%
December 31, 2016	$8.28	0.18	0.74	0.92	(0.22)	-	(0.10)	(0.32)	-	$ 8.88	11.04%	$ 1	1.97%	1.35%	2.02%	1.40%	119%
Class C:
June 30, 2021(3)	$9.15	0.01	1.05	1.06	(0.10)	-	-	(0.10)	-	$10.11	11.61% (4)	$ 102	2.68% (5)	2.03% (5)	0.21% (5)	(0.44)% (5)	44% (4)
December 31, 2020	$9.78	0.06	(0.45)	(0.39)	(0.23)	-	(0.01)	(0.24)	-	$ 9.15	-3.76%	$ 126	2.60%	2.10%	0.67%	0.17%	154%
December 31, 2019	$8.32	0.09	1.67	1.76	(0.23)	-	(0.07)	(0.30)	-	$ 9.78	21.29%	$ 183	2.47%	2.10%	0.99%	0.62%	99%
December 31, 2018	$9.41	0.18	(1.00)	(0.82)	(0.14)	-	(0.13)	(0.27)	-	$ 8.32	-8.90%	$ 29	2.43%	2.10%	2.11%	1.78%	83%
December 31, 2017	$8.89	0.11	0.68	0.79	(0.20)	-	(0.07)	(0.27)	-	$ 9.41	8.94%	$ 1	2.57%	2.10%	1.18%	0.71%	81%
December 31, 2016	$8.29	0.16	0.71	0.87	(0.18)	-	(0.09)	(0.27)	-	$ 8.89	10.49%	$ 1	2.72%	2.10%	1.28%	0.66%	119%
Class I:
June 30, 2021(3)	$9.01	0.09	1.00	1.09	(0.14)	-	-	(0.14)	-	$ 9.96	12.20% (3)	$ 52,001	1.62% (5)	0.97% (5)	1.89% (5)	1.24% (5)	44% (4)
December 31, 2020	$9.65	0.14	(0.45)	(0.31)	(0.32)	-	(0.01)	(0.33)	-	$ 9.01	-2.80%	$ 5,380	1.60%	1.10%	1.67%	1.17%	154%
December 31, 2019	$8.19	0.19	1.65	1.84	(0.29)	-	(0.09)	(0.38)	-	$ 9.65	22.63%	$ 5,553	1.47%	1.10%	2.09%	1.72%	99%
December 31, 2018	$9.30	0.19	(0.95)	(0.76)	(0.18)	-	(0.17)	(0.35)	-	$ 8.19	-8.31%	$ 7,409	1.43%	1.10%	2.12%	1.79%	83%
December 31, 2017	$8.83	0.20	0.64	0.84	(0.26)	-	(0.11)	(0.37)	-	$ 9.30	9.64%	$ 12,262	1.57%	1.10%	2.11%	1.64%	81%
December 31, 2016	$8.27	0.20	0.72	0.92	(0.25)	-	(0.11)	(0.36)	-	$ 8.83	11.14%	$ 4,675	1.72%	1.10%	2.30%	1.68%	119%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Redemption fees were eliminated effective September 1, 2016.
(3)	For the six months ended June 30, 2021 (Unaudited).
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.
2021 Semi-Annual Report37

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2021

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of six separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Oaktree Emerging Markets Equity Fund (the "Emerging Markets Fund") and Brookfield Real Assets Debt Fund (each, a “Fund,” and collectively, the “Funds”), three of which are included in this report and are currently offered for sale. The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company. The Brookfield Real Assets Debt Fund is not currently available for purchase.
On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Public Securities Group LLC (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
38Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser's Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Infrastructure Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 25,398,620	$ —	$ 25,398,620
Brazil	5,689,227	—	—	5,689,227
Canada	30,436,758	—	—	30,436,758
Chile	2,422,962	—	—	2,422,962
China	—	9,830,769	—	9,830,769
France	—	9,900,320	—	9,900,320
Germany	—	14,571,928	—	14,571,928
Hong Kong	—	2,905,871	—	2,905,871
Italy	—	13,582,857	—	13,582,857
Japan	—	8,785,889	—	8,785,889
Mexico	11,120,298	—	—	11,120,298
Spain	—	13,309,393	—	13,309,393
United Kingdom	—	19,043,992	—	19,043,992
United States	173,350,934	—	—	173,350,934
Total Common Stocks	223,020,179	117,329,639	—	340,349,818
Total	$ 223,020,179	$ 117,329,639	$ —	$ 340,349,818
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 22,439,909	$ —	$ 22,439,909
Canada	21,563,831	—	—	21,563,831
France	—	50,729,524	—	50,729,524
Germany	—	6,568,619	—	6,568,619
Hong Kong	—	47,126,531	—	47,126,531
Japan	11,487,851	47,924,616	—	59,412,467
Singapore	—	9,614,420	—	9,614,420
Spain	—	20,710,893	—	20,710,893
Sweden	—	11,346,260	—	11,346,260
United Kingdom	4,427,588	45,071,589	—	49,499,177
United States	338,541,920	—	—	338,541,920
Total Common Stocks	376,021,190	261,532,361	—	637,553,551
Total	$ 376,021,190	$ 261,532,361	$ —	$ 637,553,551
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 2,279,566	$ —	$ 2,279,566
Brazil	357,391	—	—	357,391
Canada	3,096,861	—	—	3,096,861
Chile	149,357	—	—	149,357
China	—	588,654	—	588,654
France	—	2,169,627	—	2,169,627
Germany	—	1,091,024	—	1,091,024
Hong Kong	—	1,591,513	—	1,591,513
Italy	—	837,613	—	837,613
Japan	366,436	1,924,497	—	2,290,933
Mexico	667,909	—	—	667,909
Singapore	—	297,857	—	297,857
Spain	—	1,440,751	—	1,440,751
Sweden	—	363,613	—	363,613
United Kingdom	140,911	2,598,371	—	2,739,282
United States	23,678,504	—	—	23,678,504
Total Common Stocks	28,457,369	15,183,086	—	43,640,455
Convertible Preferred Stocks:
United States	183,172	20,239	—	203,411
Real Asset Debt:
Brazil	—	42,588	—	42,588
Canada	—	245,348	—	245,348
Germany	—	10,290	—	10,290
Spain	—	6,113	—	6,113
United Kingdom	—	51,256	—	51,256
United States	—	3,721,433	—	3,721,433
Total Real Asset Debt	—	4,077,028	—	4,077,028
Preferred Stocks:
United States	814,133	—	—	814,133
Total	$ 29,454,674	$ 19,280,353	$ —	$ 48,735,027

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Swap contracts	$ —	$ 3,247	$ —	$ 3,247

(1) Other financial instruments include swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.
For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund and Real Assets Securities Fund invest in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Funds and could cause a greater portion of the income and gain allocated to the Funds to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amounts the Funds' can distribute to shareholders and could increase the percentage of Funds distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing
2021 Semi-Annual Report43

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser's website at https://publicsecurities.brookfield.com/en. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform. The amendments in ASU No. 2020-04 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In January 2021, the FASB issued ASU No. 2021-01, which clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The ASUs are effective for all entities as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the optional guidance on the Funds' financial statements and disclosures. The Funds did not utilize the optional expedients and exceptions provided by ASU No. 2020-04 and ASU No. 2021-01 during the six months ended June 30, 2021.
Other Matters: The outbreak of an infectious respiratory illness caused by a novel coronavirus known as “COVID-19” is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of the Funds’ investments and the performance of the Funds. Markets generally and the energy sector specifically, including MLPs and energy infrastructure companies in which the Funds invest, have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of COVID-19 and by price competition among key oil-producing countries. While some vaccines have been developed and approved for use by various governments, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. These developments have and may continue to adversely impact the Funds’ NAV.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25% [2]
Class C	0.85%	2.00% [2]
Class I	0.85%	1.00% [2]
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Real Assets Securities Fund
Class A	0.75% [1]	1.15% [3]
Class C	0.75% [1]	1.90% [3]
Class I	0.75% [1]	0.90% [3]

1 Effective April 30, 2021, the Real Assets Securities Fund’s contractual advisory fee rate was reduced from an annual rate of 0.85% of the Fund’s average daily net assets to 0.75%.
2 Effective April 30, 2021, the Adviser contractually agreed to reduce the Infrastructure Fund’s annual expense cap by 0.10% for each share class. Prior to April 30, 2021, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.
3 Effective April 30, 2021, the Adviser contractually agreed to reduce the Real Assets Securities Fund’s annual expense cap by 0.20% for each share class. Prior to April 30, 2021, the Fund’s annual expense cap was 1.35% for Class A Shares, 2,10% for Class C Shares, and 1.10% for Class I Shares.
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least May 1, 2022 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
2021 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:
Expiration Period	Infrastructure Fund	Global Real Estate Fund	Real Assets Securities Fund
December 31, 2021	$101,718	$ 161,547	$111,640
December 31, 2022	159,071	433,994	252,849
December 31, 2023	197,712	518,898	297,711
December 31, 2024	105,370	166,802	158,150
Total amount subject to recoupment	$563,871	$1,281,241	$820,350
For the six months ended June 30, 2021, the Adviser did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser and the Funds have entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. Prior to April 30, 2021, for its services under the Administration Agreements, the Adviser received from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser was responsible for any fees due to the Sub-Administrator. Effective April 30, 2021, the Adviser does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2021 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$198,499,506	$122,359,976
Global Real Estate Fund	300,140,953	440,196,347
Real Assets Securities Fund	21,009,288	22,752,425
During the six months ended June 30, 2021, there were no transactions in U.S. Government securities.
5.Derivative Instruments
Total Return Swap Agreements
The Funds may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Schedule of Investments. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to-market value of a total return swap appreciates to the benefit of a Fund and exceeds certain
46Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty.
The average quarterly notional value of swap contracts outstanding during the six months ended June 30, 2021 was $1,631,237, which represents the volume of activity during the period.
The following table sets forth the fair value of the Real Assets Securities Fund’s derivative instruments:
Derivatives	Statement of Assets and Liabilities	Value as of June 30, 2021
Swap contracts (commodity related)	Receivable for swap contracts (asset)	$3,247
The following table sets forth the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2021:
Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Swap contracts (commodity related)	Swap contracts	($275,445)	$3,247
The Fund has elected to not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements, even when an enforceable master netting agreement is in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:
				Collateral
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received	Collateral Pledged (Received)	Net Amount
Swap contracts	$3,247	$—	$3,247	$—	$—	$3,247
6.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
2021 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

	Infrastructure Fund
	2021 [1]		2020 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	72,537	$ 937,079	201,606	$ 2,447,052
Reinvestment of distributions	4,839	62,214	16,121	184,213
Redemptions	(86,679)	(1,105,565)	(296,195)	(3,646,341)
Net Decrease	(9,303)	$ (106,272)	(78,468)	$ (1,015,076)
Class C	Shares	Amount	Shares	Amount
Subscriptions	34,199	$ 437,127	196,167	$ 2,387,874
Reinvestment of distributions	2,378	29,980	11,357	126,928
Redemptions	(112,542)	(1,399,682)	(453,060)	(5,477,406)
Net Decrease	(75,965)	$ (932,575)	(245,536)	$ (2,962,604)
Class I3	Shares	Amount	Shares	Amount
Subscriptions	20,475,492	$ 268,763,337	2,814,545	$ 33,736,820
Reinvestment of distributions	158,128	2,090,547	220,344	2,534,919
Redemptions	(667,514)	(8,743,438)	(2,628,283)	(31,456,032)
Net Increase	19,966,106	$ 262,110,446	406,606	$ 4,815,707
Legacy Class I3	Shares	Amount	Shares	Amount
Subscriptions	6,733,312	$ 85,018,384	4,116,940	$ 51,896,835
Reinvestment of distributions	184,929	2,333,806	426,125	4,943,906
Redemptions	(19,910,230)	(261,645,379)	(1,553,698)	(19,233,204)
Net Increase (Decrease)	(12,991,989)	$(174,293,189)	2,989,367	$ 37,607,537

	Global Real Estate Fund
	2021 [1]		2020 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	163,305	$ 2,086,422	718,423	$ 7,774,580
Reinvestment of distributions	16,590	217,197	32,955	345,251
Redemptions	(158,084)	(2,110,922)	(391,102)	(4,214,743)
Net Increase	21,811	$ 192,697	360,276	$ 3,905,088
Class C	Shares	Amount	Shares	Amount
Subscriptions	32,596	$ 394,334	257,139	$ 2,955,514
Reinvestment of distributions	3,231	41,756	14,696	149,201
Redemptions	(104,143)	(1,269,638)	(651,208)	(7,512,945)
Net Decrease	(68,316)	$ (833,548)	(379,373)	$ (4,408,230)
Class I4	Shares	Amount	Shares	Amount
Subscriptions	23,373,032	$ 311,261,945	8,322,880	$ 89,588,978
Reinvestment of distributions	419,442	5,572,073	1,169,802	11,943,104
Redemptions	(8,386,585)	(104,421,528)	(32,102,441)	(333,618,491)
Net Increase (Decrease)	15,405,889	$ 212,412,490	(22,609,759)	$(232,086,409)
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

	Global Real Estate Fund
	2021 [1]		2020 [2]
Legacy Class I4	Shares	Amount	Shares	Amount
Subscriptions	276,623	$ 3,493,398	4,455,493	$ 47,681,954
Reinvestment of distributions	205,768	2,613,252	885,785	9,159,522
Redemptions	(26,689,494)	(352,453,799)	(9,789,100)	(115,171,058)
Net Decrease	(26,207,103)	$(346,347,149)	(4,447,822)	$ (58,329,582)

	Real Assets Securities Fund
	2021 [1]		2020 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	10,529	$ 98,400	23,626	$ 209,500
Reinvestment of distributions	394	3,818	677	5,762
Redemptions	(2,042)	(19,389)	(23,287)	(217,765)
Net Increase (Decrease)	8,881	$ 82,829	1,016	$ (2,503)
Class C	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	1,529	$ 15,000
Reinvestment of distributions	103	996	390	3,251
Redemptions	(3,771)	(34,302)	(6,810)	(59,731)
Net Decrease	(3,668)	$ (33,306)	(4,891)	$ (41,480)
Class I5	Shares	Amount	Shares	Amount
Subscriptions	4,742,290	$ 45,879,279	351,817	$ 3,372,141
Reinvestment of distributions	27,729	277,314	27,878	224,074
Redemptions	(146,923)	(1,352,570)	(358,126)	(2,904,137)
Net Increase	4,623,096	$ 44,804,023	21,569	$ 692,078
Legacy Class I5	Shares	Amount	Shares	Amount
Subscriptions	—	$ 2,572	—	$ —
Reinvestment of distributions	44,105	411,058	241,073	1,919,138
Redemptions	(4,707,993)	(45,444,985)	(3,638,031)	(29,653,572)
Net Decrease	(4,663,888)	$(45,031,355)	(3,396,958)	$(27,734,434)

1 For the Six Months Ended June 30, 2021.
2 For the Year Ended December 31, 2020.
3 See Note 1 regarding the Conversion of the Legacy Class I Shares into Class I Shares. The Conversion was accomplished by a tax-free exchange of Legacy Class I Shares for Class I Shares. Prior to the Conversion, the Legacy Class I Shares had 10,066,785 shares at a value of $134,089,572 which were converted at Conversion ratio of 1.000751 resulting in an increase of 10,074,348 shares to Class I.
4 See Note 1 regarding the Conversion of the Legacy Class I Shares into Class I Shares. The Conversion was accomplished by a tax-free exchange of Legacy Class I Shares for Class I Shares. Prior to the Conversion, the Legacy Class I Shares had 19,253,264 shares at a value of $257,608,667 which were converted at Conversion ratio of 0.999253 resulting in an increase of 19,238,885 shares to Class I.
5 See Note 1 regarding the Conversion of the Legacy Class I Shares into Class I Shares. The Conversion was accomplished by a tax-free exchange of Legacy Class I Shares for Class I Shares. Prior to the Conversion, the Legacy Class I Shares had 1,442,292 shares at a value of $14,192,152 which were converted at Conversion ratio of 0.997972 resulting in an increase of 1,439,366 shares to Class I.
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

7.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2021 for the Trust is $75,000,000. For the six months ended June 30, 2021, the average interest rate on the outstanding principal amount for the Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund was 3.00%, 3.00% and 3.00%, respectively. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2021, the Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund utilized the credit facility for 10 days, 42 days and 2 days, respectively, and had an outstanding average daily loan balance of $6,129,300, $4,478,310, and $19,000, respectively. The maximum amount outstanding during the six months was $17,134,000, $23,587,000 and $35,000, respectively, and the interest expense amounted to $5,108, $15,674 and $3, respectively. At June 30, 2021, the Funds did not have an amount outstanding on the credit facility.
8.Federal Income Tax Information
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2021, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2020, open taxable periods consisted of the taxable years ended December 31, 2017 through December 31, 2020. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2020.
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

The tax character of distributions paid for the year ended December 31, 2020 were as follows:
	Infrastructure Fund	Global Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$ —	$24,733,902	$2,198,265
Long-term capital gains	—	1,762,580	—
Return of capital	8,548,531	612,066	71,579
Total distributions	$8,548,531	$27,108,548	$2,269,844
At December 31, 2020, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	Real Assets Securities Fund
Capital loss carryforward(1)	$(6,377,923)	$(136,946,758)	$(10,925,556)
Other accumulated gains (losses)	(193,322)	20,569	(418,214)
Tax basis unrealized appreciation on investments and foreign currency	23,595,737	44,101,704	3,754,772
Total tax basis net accumulated gains (losses)	$ 17,024,492	$ (92,824,485)	$ (7,588,998)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2020, the Infrastructure Fund's capital loss carryforwards were $6,377,923, which can be used to offset future realized short-term capital gains, the Real Estate Fund’s capital loss carryforwards had components of $117,616,079, which can be used to offset future realized short-term capital gains and $19,330,679, which can be used to offset future realized long-term capital gains and the Real Assets Securities Fund's capital loss carryforwards had components of $10,364,014, which can be used to offset future realized short-term capital gains and $561,542, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at December 31, 2020 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$222,668,690	$34,402,977	$(10,807,240)	$23,595,737
Global Real Estate Fund	629,409,459	75,040,491	(30,938,787)	44,101,704
Real Assets Securities Fund	41,796,902	6,158,742	(2,403,970)	3,754,772
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
9.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
10.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. The transaction will result in a change of control of Foreside, constituting an assignment of the current distribution agreement by and among the Trust and Quasar. The distribution agreement will automatically terminate once the transaction is consummated. At a Board meeting held on August 26, 2021, the Board approved a new distribution agreement that will replace the current distribution agreement.
At a Board meeting held on August 25, 2021, the Board approved a new Loan Agreement (the "credit facility") by and between the Trust and U.S. Bank, N.A., which became effective as of August 25, 2021. The maximum line of the credit facility was increased to $100,000,000 and advances under the credit facility will be made at the sole discretion of U.S. Bank, N.A. and would be for a maximum of forty-five days.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
11.Recent Regulatory Developments
In 2017, the United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities. Management does not anticipate a material impact to the Fund.
On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. The Fund is currently evaluating the Rule and its potential impact.
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Board Considerations Relating to the Investment Advisory Agreement (Unaudited)
June 30, 2021

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of its series, Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, and Brookfield Real Assets Securities Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at a telephonic1 meeting held on May 19-20, 2021 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, including supplemental data independently prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures and the services that it provides; (f) information on Brookfield’s risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Funds, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history
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Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Adviser. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds and to an appropriate index or combination of indices identified by Broadridge (“Peer Universe”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. The Board was provided with a description of the methodology used by Broadridge to select the funds included in the Peer Universe. At the Meeting, management discussed the methodology used by Brookfield to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2021. Class I performance relative to the median of each Fund’s Peer Universe and Peer Group is described below, and for those Funds with performance that ranked below the median for their respective Peer Universes, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year period (in the second quintile) and below the median of its Peer Universe for the two-, three-, four- and five-year periods (in the fifth quintile for two-, three- and four-year periods, and the fourth quintile for the five-year period). The Board also noted that Fund outperformed its Broadridge Index for the one-year period and underperformed the Index for the two-, three-, four- and five-year periods. The Board then noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2021 and for the one-year period, and below the median for the two-, three- and five-year periods and since inception. The Board further noted that Fund outperformed its index for the quarter ended March 31, 2021 and for the one-year period and since inception, and underperformed its index for the two-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, two-, three-, four- and five-year periods (in the fourth quintile for the one-, three- and five-year periods, and in the fifth quintile for the two- and four-year periods). The Board also noted that the Fund underperformed its Broadridge Index for all periods. The Board then noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2021 and the one-, two-, three- and five-year periods and since inception. The Board further noted that the Fund underperformed its index for the quarter ended March 31, 2021 and for the one-, two-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Real Assets Securities Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one- and two-year periods (in the fourth quintile for the one-year period, and in the fifth quintile for the five-year period) and above the median for the three-, four- and five-year periods (in the first quintile for the three-year period, in the third quintile for the four-year period and in the second quintile for the five-year period. The Board also noted that the Fund underperformed its Broadridge Index for the one- and two-year periods, and outperformed the Index for the three-, four- and five-year periods. The Board then noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2021 and the three- and five-year periods and since inception, and below the median for the one- and two-year periods. The Board further noted that the Fund outperformed its index for the quarter ended March 31, 2021 and for the two-year period, and underperformed its index for the one-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
54Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. For those Funds whose fees or expenses were higher than the median, the specific quintile rankings are also noted below with respect to the relevant above-median fee or expense categories (unless quintile rankings were not provided by Broadridge, in which case fund rankings are provided). For purposes of the quintile rankings, higher fees and expenses result in a higher quintile ranking, with the first quintile corresponding to low fees and expenses and the fifth quintile corresponding to high fees and expenses. Similarly, the fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 5/10) and Expense Universe (ranked 29/70). The Board also considered that the Fund’s actual total expenses were below the median of its Expense Group (ranked 4/10) and below the median of its Expense Universe (ranked 24/70). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 5/11) and above the median of its Expense Universe (ranked 24/43). The Board also considered that the Fund’s actual total expenses were equal to the median of its Expense Group (ranked 6/11) and Expense Universe (ranked 22/43). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Real Assets Securities Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 3/8) and Expense Universe (ranked 11/297). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 6/8) and Expense Universe (ranked 170/297). The Board noted management’s discussion regarding the Fund’s expenses
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds; the greater entrepreneurial risk in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional or separately managed accounts.
2021 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received a memorandum and reviewed financial information relating to Brookfield’s financial condition and profitability with respect to the services it provided to the Funds and considered how profit margins could affect Brookfield’s ability to attract and retain high quality investment professionals and other key personnel. In this regard, the Board reviewed the Funds’ profitability analysis addressing the overall profitability of Brookfield in connection with its management of the Brookfield Fund Complex,2 as well as its expected profits and that of its affiliates for providing administrative support for the Funds. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Advisory Agreements and to continue to provide the Funds with the high quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreements for successive one-year periods. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.
1 On March 13, 2020, in response to the potential effects of coronavirus disease 2019 (COVID-19), the Securities and Exchange Commission (the “SEC”) issued an order pursuant to its authority under Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act” or “Act”) granting exemptions from certain provisions of that Act and the rules thereunder, including temporary exemptive relief from in-person board meeting requirements to cover the approval of advisory contracts. The SEC has provided temporary exemptive relief for registered management investment companies and any investment adviser or principal underwriter of such companies, in
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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

circumstances related to the current or potential effects of COVID-19, from the requirements imposed under sections 15(c) and 32(a) of the Investment Company Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) under the Investment Company Act that votes of the board of directors of the registered management investment company be cast in person. The relief is subject to conditions described in the SEC’s order.
2 The Brookfield Fund Complex is comprised of Brookfield Investment Funds (6 series of underlying portfolios), Brookfield Real Assets Income Fund Inc. (NYSE: RA), and Center Coast Brookfield MLP & Energy Infrastructure Fund (NYSE: CEN) (the “Brookfield Fund Complex”).
2021 Semi-Annual Report57

BROOKFIELD INVESTMENT FUNDS
Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written Liquidity Risk Management Program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Funds' liquidity risk, taking into consideration the Funds' investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Funds' Line of Credit (discussed in Note 7-Credit Facility). The Board approved the appointment of the Adviser's Trade Management Oversight Working Group as the LRMP administrator (the "Program Administrator").
The Program Administrator is responsible for the general oversight of the LRMP, including, but not limited to, the following: (i) assessing, managing and periodically reviewing (but no less frequently than annually) the Funds' liquidity risk; (ii) overseeing the classification of the liquidity of the Funds' portfolio investments; (iii) reporting to the Board with respect to any highly liquid investment minimum shortfall; (iv) reporting to the Board with respect to illiquid investments in excess of the 15% limitation; and (v) providing an annual report to the Board on the adequacy of the LRMP and the effectiveness of its implementation, including the operation of the highly liquid investment minimum ("HLIM") for the Funds (if applicable), and any material changes to the LRMP.
To comply with Rule 22e-4 and its related liquidity data reporting requirements, the Adviser has contracted with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Sub-Administrator"), the Funds' Sub-Administrator, to obtain, on a daily basis, access to underlying liquidity data for the Funds in an effort to oversee the daily liquidity and liquidity risk of the Funds, and facilitate Fund reporting on Forms N-PORT, N-CEN and N-LIQUID, as appropriate. The liquidity data received and used by the Program Administrator is produced by a third party vendor which is a leading provider of liquidity and pricing data and related services to the fund industry, including other clients for which Sub-Administrator provides administrative services. Since the establishment of the LRMP, the Funds have consistently maintained a percentage of highly liquid assets that were significantly above 50%, based on the liquidity classification testing results obtained by the Program Administrator via the third party vendor. Therefore, each Fund is currently exempt from the HLIM requirement and considered to be a "primarily highly liquid fund," as defined in Rule 22e-4. An assessment will be conducted by the Adviser at each regular and off cycle review of liquidity classifications pursuant to the LRMP to determine the Funds' qualification for exemption from establishing an HLIM.
On August 26, 2021, as required by the LRMP and Rule 22e-4, the Program Administrator provided the Board with an annual written report (the “Report”) addressing the operation of the LRMP and assessing the adequacy and effectiveness of its implementation during the period from June 1, 2020 through June 30, 2021 (the “Reporting Period”). During the Reporting Period, the Funds' were primarily invested in highly liquid investments (investments that the Funds anticipate can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, the Funds are not required to adopt, and have not adopted, an HLIM as defined in Rule 22e-4. During the Reporting Period, the Funds did not experience any issues meeting shareholder redemptions at any time during the Reporting Period. In the LRMP, the Program Administrator stated that the LRMP operated adequately and effectively to manage the Funds' liquidity risk during the Reporting Period.
58Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
2021 Semi-Annual Report59

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Corporate Information

Investment Adviser
Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Administrator
Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: publicsecurities.enquiries@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Trustees of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
William H. Wright II	Trustee
David W. Levi	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Casey P. Tushaus	Treasurer
Mohamed S. Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-PORT. Each Fund's Forms N-PORT are available on the SEC's website at www.sec.gov.
You may obtain a description of a Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Brookfield
20 21
SEMI-ANNUAL REPORT
June 30, 2021

Oaktree Emerging Markets
Equity Fund
* Please see inside front cover of the report for important information regarding delivery of shareholder reports.

IN PROFILE
Oaktree Fund Advisors, LLC (the "Adviser" or "Oaktree") is an investment adviser registered with the SEC and is also an affiliate and related adviser of Oaktree Capital Management, L.P., an investment adviser registered with the SEC. Oaktree serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. Oaktree manages assets across a wide range of investment strategies within four asset classes: Credit, Private Equity, Real Assets, and Listed Equities. As of June 30, 2021, Oaktree had approximately $156.4 billion in assets under management. Brookfield Public Securities Group LLC (“PSG”) serves as the Administrator to the Fund. PSG is a wholly owned subsidiary of Brookfield Asset Management (“Brookfield”), a leading global alternative asset manager with over $625 billion of assets under management as of June 30, 2021. In 2019, Brookfield acquired a majority interest in Oaktree. For more information, go to https://publicsecurities.brookfield.com/en.
Oaktree Emerging Markets Equity Fund (the “Fund”) is managed by Fund Advisors, LLC. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Trust is routinely posted on and accessible at https://publicsecurities.brookfield.com/products/us-mutual-funds/oaktree-emerging-markets-equity-fund?id=196216.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to the Fund at publicsecurities.enquiries@brookfield.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call 1-855-777-8001 or send an email request to publicsecurities.enquiries@brookfield.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

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Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Oaktree Emerging Markets Equity Fund (the “Fund”) for the period ended June 30, 2021.
Emerging markets (EM) equities rose during the second quarter. While they underperformed their developed markets counterparts, EM equities still recorded their fifth consecutive quarter of positive returns. The asset class was supported by an optimistic economic outlook and a weak U.S. dollar. Brazil was the best-performing country due to the strength of commodity prices and its currency. Almost all EM sectors generated gains during the quarter, led by health care, industrials and energy. Real estate was the only sector that reported a loss. EM equity funds experienced net inflows during the period.
Value stocks remained in focus in the second quarter given economic reopenings and inflation trends. The MSCI Emerging Markets Value Index outpaced the MSCI Emerging Markets Growth Index, continuing the trend seen in the last few quarters. The high U.S. inflation rate reported in April supported value stocks in April and May, but investors’ preference for value-oriented securities weakened in June as Federal Reserve Chair Jerome Powell appeared to convince the market that faster price increases are likely to be transitory. Still, rising inflation rates globally have sparked concern among many governments. In particular, China released reserves in a few key commodities to help alleviate the supply pressure, though the move hasn’t had a significant impact.
We continue to believe that inflation may remain at an elevated level for a significant period of time, in part because of shortages in supply chains caused by years of under-investment, which have been exacerbated by Covid-19 disruptions. Additionally, the price of Brent oil is back above pre-pandemic levels at over $75 per barrel, an increase of over 18% during the quarter. As such, we remain constructive on the cyclical sectors, including materials, financials and energy, and we continue to believe that countries like Brazil and Russia will benefit from high commodity prices.
Several countries that managed the pandemic well last year experienced new Covid-19 outbreaks caused by variants. However, demand remained resilient, and the economic impact of these recent Covid-19 waves wasn’t nearly as severe as those in the first half of 2020. Financial markets also largely brushed off negative Covid-19-related news: the equity markets saw a record-breaking first-half deal calendar both in terms of the number of deals and the total dollar value. Nevertheless, vaccination rates remain fairly lackluster outside of a few major developed areas like the U.S., the U.K., Europe, and Israel, so Covid-19 continues to be a major concern.
We’ve continued to see trade tensions between the U.S. and China. In the second quarter, President Biden expanded the former administration’s executive order on securities investments and banned imports from some solar panel material companies. We don’t see any signs that this tension is easing. Meanwhile, China continues to ramp up its regulatory rhetoric on the internet/technology space, as seen by restrictions currently proposed for the online and afterschool education industry.
Geopolitical tensions and Covid-19 remain top of mind, and we’ll continue to monitor these issues closely. We remain confident that EM economies are well positioned to benefit from the post-pandemic global recovery and a strong commodity cycle.
2021 Semi-Annual Report1

Letter to Shareholders (continued)

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information on this report or our recent webinar. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
David W. Levi, CFA
Chief Executive Officer
Brookfield Public Securities Group LLC

The MSCI Emerging Markets Value Index captures large and mid cap representation across 27 Emerging Markets (EM) countries*. With 1,392 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
The MSCI Emerging Markets Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 27 Emerging Markets (EM) countries*. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.
* EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates
It is not possible to invest directly in an index.
Past performance is no guarantee of future results.
These views represent the opinions of Oaktree Fund Advisers, LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2021 and subject to change based on subsequent developments.
Must be preceded or accompanied by a prospectus.
The Fund invests in equity securities of emerging market companies as part of its principal investment strategy. Foreign securities have additional risk, including but not limited to, exchange rate changes, political and economic upheaval, and relatively low market liquidity. As a result, the risks described relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened in emerging markets. The Fund is new with limited operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to a Fund and negatively impact Fund performance and the value of an investment in a Fund.
Oaktree Emerging Markets Equity Fund is a series of Brookfield Investment Funds.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.

OAKTREE EMERGING MARKETS EQUITY FUND
About Your Fund’s Expenses (Unaudited)
June 30, 2021

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (06/03/21)(1)	Ending Account Value (06/30/21)	Expenses Paid During Period (06/03/21– 06/30/21)(2)
Actual
Class I Shares	1.10%	$1,000.00	$ 990.00	$0.81
Hypothetical (assuming a 5% return before expenses)
Class I	1.10%	1,000.00	1,002.88	0.81

(1)	Commencement of operations.
(2)	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 27/365 (to reflect a six-month period).
2021 Semi-Annual Report3

Oaktree Emerging Markets Equity Fund
Portfolio Characteristics (Unaudited)
June 30, 2021

ASSET ALLOCATION BY GEOGRAPHY	Percent of Total Investments
China	34.2%
South Korea	12.5%
Brazil	12.2%
Taiwan	10.9%
India	9.5%
Russia	7.7%
Mexico	3.9%
Indonesia	2.9%
Thailand	1.6%
South Africa	1.5%
Hungary	1.3%
Greece	1.1%
Turkey	0.7%
Total	100.0%

TOP TEN HOLDINGS	Percent of Total Investments
Taiwan Semiconductor Manufacturing Company Ltd., ADR	6.8%
Samsung Electronics Company Ltd., GDR	6.1%
iShares MSCI South Korea ETF	5.6%
Alibaba Group Holding Ltd.	3.8%
Vale SA, ADR	3.6%
LUKOIL PJSC, ADR	2.7%
Sberbank of Russia PJSC, ADR	2.6%
JD Logistics, Inc.	2.6%
Petroleo Brasileiro SA, ADR	2.5%
Larsen & Toubro Ltd., GDR	2.2%

Oaktree Emerging Markets Equity Fund
Schedule of Investments (Unaudited)
June 30, 2021

	Shares	Value
EXCHANGE TRADED FUNDS – 8.5%
India – 1.8%
iShares MSCI India ETF	500	$ 22,125
South Korea – 5.0%
iShares MSCI South Korea ETF	670	62,431
Taiwan – 1.0%
iShares MSCI Taiwan ETF	200	12,790
Turkey – 0.7%
iShares MSCI Turkey ETF	400	8,428
Total EXCHANGE TRADED FUNDS (Cost $106,302)		105,774
COMMON STOCKS – 81.9%
Brazil – 11.0%
Afya Ltd. (n)	449	11,575
Azul SA, ADR (n)	478	12,619
Banco Bradesco SA, ADR	4,722	24,223
Itau Unibanco Holding SA, ADR	3,257	19,575
Petroleo Brasileiro SA, ADR	2,298	28,105
Vale SA, ADR	1,775	40,488
Total Brazil		136,585
China – 30.9%
3SBio, Inc. (e),(n)	5,190	6,418
AIA Group Ltd.	1,000	12,406
AiHuiShou International Company Ltd., ADR (n)	112	1,674
Alibaba Group Holding Ltd. (n)	1,500	42,531
Aluminum Corporation of China Ltd. (n)	20,511	12,160
Anhui Conch Cement Company Ltd.	2,000	10,601
ASM Pacific Technology Ltd.	500	6,773
Cathay Pacific Airways Ltd. (n)	10,924	9,231
Cheerwin Group Ltd. (e)	2,286	2,420
China Construction Bank Corp.	19,000	14,910
China Merchants Bank Company Ltd.	1,000	8,518
China Youran Dairy Group Ltd. (e),(n)	6,791	5,414
Country Garden Services Holdings Company Ltd.	1,000	10,790
Galaxy Entertainment Group Ltd.	1,000	7,996
Geely Automobile Holdings Ltd.	4,000	12,563
Hengan International Group Company Ltd.	1,000	6,692
Industrial & Commercial Bank of China Ltd.	25,000	14,650
JD Logistics, Inc. (e),(n)	5,400	29,419
JW Cayman Therapeutics Company Ltd. (e),(n)	1,500	4,819
MMG Ltd. (n)	17,443	7,662
Murata Manufacturing Company Ltd.	100	7,617
Nine Dragons Paper Holdings Ltd.	7,932	10,171
Orient Overseas International Ltd.	766	16,573
Pharmaron Beijing Company Ltd. (e)	700	18,638
Ping An Insurance Group Company of China Ltd.	2,500	24,438
Shimao Group Holdings Ltd.	4,340	10,632
Shimao Services Holdings Ltd. (e)	4,000	13,787
Sun Art Retail Group Ltd.	12,513	9,318
Weichai Power Company Ltd.	4,324	9,601

See Notes to Financial Statements.
2021 Semi-Annual Report5

Oaktree Emerging Markets Equity Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
WuXi AppTec Company Ltd. (e)	1,000	$ 23,342
Zijin Mining Group Company Ltd.	8,399	11,271
Total China		383,035
Greece – 1.0%
Alpha Services and Holdings SA (n)	41,500	11,859
Hungary – 1.2%
OTP Bank Nyrt (n)	266	14,319
India – 6.8%
Axis Bank Ltd., GDR (n)	267	13,430
ICICI Bank Ltd., ADR (n)	1,394	23,838
Larsen & Toubro Ltd., GDR	1,250	25,125
Reliance Industries Ltd., GDR (e)	392	22,187
Total India		84,580
Indonesia – 2.6%
Bank Rakyat Indonesia Persero Tbk PT	77,019	20,941
Semen Indonesia Persero Tbk PT	17,707	11,619
Total Indonesia		32,560
Mexico – 3.5%
Cemex SAB de CV, ADR (n)	2,467	20,723
Grupo Financiero Banorte SAB de CV	3,506	22,576
Total Mexico		43,299
Russia – 6.9%
LUKOIL PJSC, ADR	321	29,793
MMC Norilsk Nickel PJSC, ADR	486	16,582
Polymetal International PLC	454	9,777
Sberbank of Russia PJSC, ADR	1,780	29,578
Total Russia		85,730
South Africa – 1.4%
AngloGold Ashanti Ltd., ADR	900	16,722
South Korea – 6.3%
KB Financial Group, Inc., ADR	200	9,860
Samsung Electronics Company Ltd., GDR	38	67,779
Total South Korea		77,639
Taiwan – 8.8%
ASE Technology Holding Company Ltd., ADR	2,400	19,320
Hon Hai Precision Industry Company Ltd., GDR	1,777	14,340
Taiwan Semiconductor Manufacturing Company Ltd., ADR	631	75,821
Total Taiwan		109,481

See Notes to Financial Statements.

Oaktree Emerging Markets Equity Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2021

	Shares	Value
COMMON STOCKS (continued)
Thailand – 1.5%
Charoen Pokphand Foods PCL	22,000	$ 18,206
Total COMMON STOCKS (Cost $1,026,780)		1,014,015
Total Investments – 90.4% (Cost $1,133,082)		1,119,789
Other Assets in Excess of Liabilities – 9.6%		118,322
TOTAL NET ASSETS – 100.0%		$ 1,238,111

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ETF — Exchange Traded Fund
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the total value of all such securities was $126,444 or 10.2% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
2021 Semi-Annual Report7

OAKTREE EMERGING MARKETS EQUITY FUND
Statement of Assets and Liabilities (Unaudited)
June 30, 2021

Assets:
Investments in securities, at value (Note 2)	$1,119,789
Cash	116,503
Dividends receivable	2,779
Receivable for investments sold	54
Net receivable from Adviser (Note 3)	31,941
Total assets	1,271,066
Liabilities:
Accrued offering costs	13,692
Trustees' fees payable	2,211
Accrued expenses	17,052
Total liabilities	32,955
Commitments and contingencies (Note 8)
Net Assets	$1,238,111
Composition of Net Assets:
Paid-in capital	1,250,000
Accumulated losses	(11,889)
Net assets applicable to capital shares outstanding	$1,238,111
Total investments at cost	$1,133,082
Class I Shares - Net Assets:
Shares outstanding	125,000
Net asset value and redemption price per share	$ 9.90

See Notes to Financial Statements.

OAKTREE EMERGING MARKETS EQUITY FUND
Statement of Operations (Unaudited)
For the Period June 3, 2021 (Commencement of Operations) through June 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $179)	$ 3,100
Total investment income	3,100
Expenses:
Investment advisory fees (Note 3)	829
Offering fees	13,692
Audit and tax services	5,707
Custodian fees	2,432
Trustees' fees	2,211
Registration fees	2,205
Reports to shareholders	1,800
Fund accounting and sub-administration fees	1,502
Legal fees	1,473
Transfer agent fees	1,110
Miscellaneous	824
Total operating expenses	33,785
Less expenses reimbursed by the investment advisor (Note 3)	(32,771)
Net expenses	1,014
Net investment income	2,086
Net realized loss on:
Investments	(577)
Foreign currency and foreign currency transactions	(102)
Net realized loss	(679)
Net change in unrealized depreciation on:
Investments	(13,293)
Foreign currency translations	(3)
Net change in unrealized depreciation	(13,296)
Net realized and unrealized loss	(13,975)
Net decrease in net assets resulting from operations	$(11,889)

See Notes to Financial Statements.
2021 Semi-Annual Report9

OAKTREE EMERGING MARKETS EQUITY FUND
Statement of Changes in Net Assets

For the Period June 3, 2021[1] through June 30, 2021 (Unaudited)
Decrease in Net Assets Resulting from Operations:
Net investment income	$ 2,086
Net realized loss	(679)
Net change in unrealized depreciation	(13,296)
Net decrease in net assets resulting from operations	(11,889)
Capital Share Transactions:
Subscriptions	1,250,000
Net increase in net assets from capital share transactions	1,250,000
Total increase in net assets	1,238,111
Net Assets:
Beginning of period	—
End of period	$1,238,111

[1]	Commencement of operations.

See Notes to Financial Statements.

OAKTREE EMERGING MARKETS EQUITY FUND
Financial Highlights

For the Period June 3, 2021(1) through June 30, 2021
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 10.00
Net investment income(2)	0.02
Net realized and change in unrealized loss	(0.12)
Net decrease in net asset value resulting from operations	(0.10)
Net asset value, end of period	$ 9.90
Total Investment Return†	-1.00% (4)
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$ 1,238
Gross operating expenses	36.67% (3)
Net expenses including fee waivers and reimbursement	1.10% (3)
Net investment income	2.26% (3)
Net investment income, excluding the effect of fee waivers and reimbursement	(33.31)% (3)
Portfolio turnover rate	9% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Commencement of operations.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.
2021 Semi-Annual Report11

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)
June 30, 2021

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of six separate investment series as of June 30, 2021, one of which is included in this report. The Oaktree Emerging Markets Equity Fund (the “Fund”) is a diversified open-end management investment company. The Fund’s Class I shares commenced operations on June 3, 2021.
The Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Currently, the Fund is only publicly offering Class I shares to investors.
Oaktree Fund Advisers, LLC (the “Adviser””), a Delaware limited partnership and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.
Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield Asset Management (“Brookfield”) acquired a majority interest in the Adviser.
The investment objective of the Fund is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Trust's Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of employees of the Adviser.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser's Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
2021 Semi-Annual Report13

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
India	$ 22,125	$ —	$ —	$ 22,125
South Korea	62,431	—	—	62,431
Taiwan	12,790	—	—	12,790
Turkey	8,428	—	—	8,428
Total Exchange Traded Funds	105,774	—	—	105,774
Common Stocks:
Brazil	136,585	—	—	136,585
China	38,927	344,108	—	383,035
Greece	11,859	—	—	11,859
Hungary	—	14,319	—	14,319
India	84,580	—	—	84,580
Indonesia	—	32,560	—	32,560
Mexico	43,299	—	—	43,299
Russia	—	85,730	—	85,730
South Africa	16,722	—	—	16,722
South Korea	9,860	67,779	—	77,639
Taiwan	109,481	—	—	109,481
Thailand	—	18,206	—	18,206
Total Common Stocks	451,313	562,702	—	1,014,015
Total	$ 557,087	$ 562,702	$ —	$ 1,119,789
For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.
Distributions: The Fund declares and pays dividends annually from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser's website at https://www.oaktreefunds.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform. The amendments in ASU No. 2020-04 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In January 2021, the FASB issued ASU No. 2021-01, which clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The ASUs are effective for all entities as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the optional guidance on the Funds' financial statements and disclosures. The Funds did not utilize the optional expedients and exceptions provided by ASU No. 2020-04 and ASU No. 2021-01 during the period ended June 30, 2021.
Other Matters: The outbreak of an infectious respiratory illness caused by a novel coronavirus known as “COVID-19” is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of the Fund’s investments and the performance of the Fund. Markets generally and the energy sector specifically, including MLPs and energy infrastructure companies in which the Fund invests, have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of COVID-19 and by price competition among key oil-producing countries. While some vaccines have been developed and approved for use by various governments, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. These developments have and may continue to adversely impact the Fund’s NAV.
3.Investment Advisory Agreement and Transactions with Related Parties
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.
Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage
2021 Semi-Annual Report15

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. The Expense Limitation Agreement will continue for a period of no less than one year from the effective date of the Fund’s registration statement, and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $32,771 for period ended June 30, 2021. For the period ended June 30, 2021, the Adviser did not recoup any expenses.
The Fund has entered into an administration agreement with the Administrator and a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Administrator does not receive any compensation for its administration services pursuant to the administration agreement and the Fund is responsible for any fees due to the Sub-Administrator.
Certain officers and/or directors of the Fund are officers and/or employees of the Administrator.
4.Purchases and Sales of Investments
For the period ended June 30, 2021, purchases and sales of investments, excluding short-term investments were $1,237,704 and $104,044, respectively. There were no transactions in U.S. Government securities.
5.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	2021 [1]
Class I	Shares	Amount
Subscriptions	125,000	$1,250,000
Reinvestment of distributions	—	—
Redemptions	—	—
Net Increase	125,000	$1,250,000

1 For the Period Ended June 30, 2021.

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

6.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2021 for the Trust is $75,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the period ended June 30, 2021, the Fund did not utilize the credit facility.
7.Federal Income Tax Information
The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2021, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Tax Basis: The federal income tax basis of the Fund's investments, not including foreign currency translations, at June 30, 2021 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,133,082	$25,587	$(38,880)	$(13,293)
8.Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.
9.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021.The transaction will result in a change of control of
2021 Semi-Annual Report17

OAKTREE EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited) (continued)
June 30, 2021

Foreside, constituting an assignment of the current distribution agreement by and among the Trust and Quasar. The distribution agreement will automatically terminate once the transaction is consummated. At a Board meeting held on August 26, 2021, the Board approved a new distribution agreement that will replace the current distribution agreement.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.
At a Board meeting held on August 25, 2021, the Board approved a new Loan Agreement (the "credit facility") by and between the Trust and U.S. Bank, N.A., which became effective as of August 25, 2021. The maximum line of the credit facility was increased to $100,000,000 and advances under the credit facility will be made at the sole discretion of U.S. Bank, N.A. and would be for a maximum of forty-five days.
10.Recent Regulatory Developments
In 2017, the United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBOR”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities. Management does not anticipate a material impact to the Fund.
On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. The Fund is currently evaluating the Rule and its potential impact.

OAKTREE EMERGING MARKETS EQUITY FUND
Board Considerations Relating to the Investment Advisory Agreement (Unaudited)
June 30, 2021

At a special telephonic1 meeting held on April 30, 2021 (the “Meeting”), the Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the initial Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its new series, Oaktree Emerging Markets Equity Fund (the “Fund”), and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”), for an initial two-year period after its effective date.
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the Advisory Agreement. These materials include, among other things: (a) a summary of the nature, extent and quality of services to be provided to the Fund by Oaktree; (b) performance data; (c) Oaktree’s personnel and operations; (d) the level and method of computing the Fund’s proposed advisory fee and information on the profitability of Oaktree; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage practices; and (i) information about the key personnel of Oaktree who would be involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.
In determining whether to approve the Advisory Agreement, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser would have to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objective and strategy, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, including the Adviser’s history and investment experience, as well as information regarding its investment personnel who would be providing services to the Fund. In addition, the Board evaluated the expertise and performance of the personnel who would be overseeing the compliance with the Fund’s investment restrictions and other requirements.
The Board considered the experience of Oaktree as an investment adviser and the experience of the team of portfolio managers that will manage the Fund, projected staffing levels, and Oaktree’s reputation and experience in serving as investment adviser to other investment funds and institutional clients. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that would include the development and maintenance of an investment program for the Fund that would be consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. In addition, the Board considered the fact that the Fund’s portfolio managers, who are responsible for the day-to-day portfolio management of the Fund, have significant expertise with the emerging markets asset class.
Additionally, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, a wholly owned subsidiary of Brookfield Asset Management Inc., provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, the preparation and coordination of reports and other materials to be supplied to the Board; prepare and/or supervise the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervise and monitor the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the
2021 Semi-Annual Report19

OAKTREE EMERGING MARKETS EQUITY FUND
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

activities of the Fund’s other service providers; review and adjust as necessary the Fund’s daily expense accruals; monitor daily, monthly and periodic compliance with respect to the federal and state securities laws; send periodic information (i.e., performance figures) to service organizations that track investment company information; and perform such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that although Brookfield does not receive any compensation under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Advisor out of its management fee. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.
The Board determined that the proposed investment management services to be provided by Oaktree, as well as the administrative services that would be provided by Brookfield, would be in the best interests of the Fund and its shareholders.
THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Adviser. The Board considered performance information for Oaktree’s Emerging Markets Equity (MSCI) Composite (the “Composite”), relative to performance information for a composite of emerging markets equity accounts managed by Oaktree. The Board noted, however, that the Composite performance information was provided solely to illustrate Oaktree’s experience across a spectrum of relevant investments and is not indicative of the Fund’s investment strategy or the returns that the Fund can expect to achieve. The Board also noted that the Composite includes all fully discretionary, fee-paying accounts that invest in the emerging markets equity strategy. The Board further noted that the Composite’s results include reinvestment of income and are time-weighted rates of return net of commissions, transaction costs, and foreign withholding taxes on interest, dividends, and capital gains.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Board considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted the differences, as applicable, in the regulatory, legal, and other risks and responsibilities of providing services to the different clients. The Board also noted that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Board then considered the proposed management fee payable under the Advisory Agreement and took into account that the proposed fee was consistent with management fees charged by comparable peer funds. The Board noted that the Fund's proposed management fee included both advisory and administrative fees. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Fund, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Fund’s total annual operating expenses.
The Board concluded that the contract rate advisory fee and total fund expenses for the Fund were reasonable.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board considered whether the possible realization by the Adviser of economies of scale in providing services to the Fund would justify a reduction of the rate of the advisory fees as applied to larger amounts of assets under management.
OTHER FACTORS. As part of its evaluation of Oaktree’s compensation, the Board considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board considered the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser's relationship to the Fund were fair and reasonable

OAKTREE EMERGING MARKETS EQUITY FUND
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2021

in light of the anticipated costs of providing investment advisory services to the Fund and the ongoing commitment of the Adviser to the Fund.
CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreement for an initial two-year period. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and its shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.
1 On March 13, 2020, in response to the potential effects of coronavirus disease 2019 (COVID-19), the Securities and Exchange Commission (the “SEC”) issued an order pursuant to its authority under Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act” or “Act”) granting exemptions from certain provisions of that Act and the rules thereunder, including temporary exemptive relief from in-person board meeting requirements to cover the approval of advisory contracts. The SEC has provided temporary exemptive relief for registered management investment companies and any investment adviser or principal underwriter of such companies, in circumstances related to the current or potential effects of COVID-19, from the requirements imposed under sections 15(c) and 32(a) of the Investment Company Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) under the Investment Company Act that votes of the board of directors of the registered management investment company be cast in person. The relief is subject to conditions described in the SEC’s order.
2021 Semi-Annual Report21

OAKTREE EMERGING MARKETS EQUITY FUND
Liquidity Risk Management Program (Unaudited)
June 30, 2021

The Fund has adopted and implemented a written Liquidity Risk Management Program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Fund's Line of Credit (discussed in Note 6-Credit Facility). The Board approved the appointment of the Adviser's Trade Management Oversight Working Group as the LRMP administrator (the "Program Administrator").
The Program Administrator is responsible for the general oversight of the LRMP, including, but not limited to, the following: (i) assessing, managing and periodically reviewing (but no less frequently than annually) the Fund's liquidity risk; (ii) overseeing the classification of the liquidity of the Fund's portfolio investments; (iii) reporting to the Board with respect to any highly liquid investment minimum shortfall; (iv) reporting to the Board with respect to illiquid investments in excess of the 15% limitation; and (v) providing an annual report to the Board on the adequacy of the LRMP and the effectiveness of its implementation, including the operation of the highly liquid investment minimum ("HLIM") for the Fund (if applicable), and any material changes to the LRMP.
To comply with Rule 22e-4 and its related liquidity data reporting requirements, the Adviser has contracted with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Sub-Administrator"), the Fund's Sub-Administrator, to obtain, on a daily basis, access to underlying liquidity data for the Fund in an effort to oversee the daily liquidity and liquidity risk of the Fund, and facilitate Fund reporting on Forms N-PORT, N-CEN and N-LIQUID, as appropriate. The liquidity data received and used by the Program Administrator is produced by a third party vendor which is a leading provider of liquidity and pricing data and related services to the fund industry, including other clients for which Sub-Administrator provides administrative services. Since the establishment of the LRMP, the Fund has consistently maintained a percentage of highly liquid assets that were significantly above 50%, based on the liquidity classification testing results obtained by the Program Administrator via the third party vendor. Therefore, the Fund is currently exempt from the HLIM requirement and considered to be a "primarily highly liquid fund," as defined in Rule 22e-4. An assessment will be conducted by the Adviser at each regular and off cycle review of liquidity classifications pursuant to the LRMP to determine the Fund's qualification for exemption from establishing an HLIM.
On August 26, 2021, as required by the LRMP and Rule 22e-4, the Program Administrator provided the Board with an annual written report (the “Report”) addressing the operation of the LRMP and assessing the adequacy and effectiveness of its implementation during the period from June 3, 2021 (commencement of operations) through June 30, 2021 (the “Reporting Period”). During the Reporting Period, the Fund's were primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, the Fund is not required to adopt, and have not adopted, an HLIM as defined in Rule 22e-4. During the Reporting Period, the Fund did not experience any issues meeting shareholder redemptions at any time during the Reporting Period. In the LRMP, the Program Administrator stated that the LRMP operated adequately and effectively to manage the Fund's liquidity risk during the Reporting Period.

OAKTREE EMERGING MARKETS EQUITY FUND
Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
2021 Semi-Annual Report23

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Corporate Information

Investment Adviser
Oaktree Fund Advisers, LLC
333 South Grand Avenue, 28th Floor
Los Angeles, California 90071
www.oaktreefunds.com
Administrator
Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: publicsecurities.enquiries@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Directors of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
William H. Wright II	Trustee
David W. Levi	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Casey P. Tushaus	Treasurer
Mohamed S. Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund's Form N-PORT is available on the SEC's website at www.sec.gov.
You may obtain a description of a Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)                The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)                As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)    None.

(2)     A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)    Not applicable.

(b)         A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(4)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 30, 2021

By:	/s/ Casey P. Tushaus
Casey P. Tushaus Treasurer and Principal Financial Officer

Date: August 30, 2021